Schedule of Investments (unaudited)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority RB
3.10%, 09/01/29 (PR 09/01/24)	$1,750	$1,745,893
4.00%, 09/01/31 (PR 09/01/24)	20,000	20,087,976
5.00%, 09/01/30 (PR 09/01/24)	6,015	6,085,087
5.00%, 09/01/33 (PR 09/01/27)	1,250	1,345,048
5.00%, 09/01/34 (PR 09/01/27)	1,250	1,345,048
5.00%, 09/01/36 (PR 09/01/27)	6,840	7,360,105
Series A, 5.00%, 09/01/36 (PR 09/01/26)	15,030	15,917,325
Series B, 5.00%, 09/01/24	600	607,653
Series B, 5.00%, 09/01/25	1,050	1,083,478
Alabama Public School and College Authority RB
3.25%, 06/01/24 (Call 06/01/24)	10	10,000
5.00%, 01/01/27 (Call 07/01/24)	440	444,215
Series A, 5.00%, 02/01/24	1,125	1,128,272
Series A, 5.00%, 11/01/24	5,365	5,458,632
Series A, 5.00%, 11/01/25	5,750	5,973,771
Series A, 5.00%, 11/01/26	395	419,784
Series A, 5.00%, 11/01/27	12,025	13,057,924
Series B, 5.00%, 01/01/25 (Call 07/01/24)	4,005	4,049,985
Series B, 5.00%, 01/01/26 (Call 07/01/24)	2,475	2,498,546
Auburn Water Works Board RB, 5.00%, 09/01/40
(PR 09/01/25)	2,500	2,579,710
State of Alabama GO, Series A, 5.00%, 08/01/24	95	96,159
Tuscaloosa County Board of Education ST, 4.00%, 02/01/47 (PR 02/01/27)	5,015	5,205,712
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/30 (PR 01/01/27)	4,020	4,279,976
Series B, 5.00%, 01/01/32 (PR 01/01/27)	6,945	7,394,138
Series B, 5.00%, 01/01/43 (PR 01/01/27)	9,785	10,417,803
		118,592,240
Alaska — 0.1%
State of Alaska GO, 5.00%, 08/01/27 (Call 08/01/25)	5,460	5,622,506

Arizona — 1.1%
Arizona Department of Transportation State Highway Fund Revenue, 5.00%, 07/01/27 (Call 07/01/26)	1,470	1,548,873
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	680	687,420
5.00%, 07/01/25 (PR 07/01/24)	115	116,032
5.00%, 07/01/26 (PR 07/01/24)	370	373,319
Arizona Transportation Board RB
5.00%, 07/01/24	4,885	4,938,308
5.00%, 07/01/26	180	189,509
Series A, 5.00%, 07/01/25	675	696,265
Arizona Water Infrastructure Finance Authority RB,
Series A, 5.00%, 10/01/24	535	542,799
City of Chandler AZ GOL, 5.00%, 07/01/24	4,020	4,065,019
City of Phoenix AZ GO
5.00%, 07/01/24	450	454,653
5.00%, 07/01/27 (Call 07/01/26)	335	352,974
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	4,840	4,986,437
5.00%, 07/01/25 (Call 07/01/24)	4,615	4,659,811
5.00%, 07/01/28	2,180	2,396,691
Series A, 5.00%, 07/01/39 (PR 07/01/24)	15,000	15,143,113
Series B, 5.00%, 07/01/24	2,590	2,617,078
	Par
Security	(000)	Value

Arizona (continued)
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/27	$180	$193,607
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 5.00%, 07/01/24	4,800	4,848,263
Phoenix AZ, 4.00%, 07/01/24	895	899,147
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/25	755	770,753
5.00%, 01/01/26	450	469,245
5.00%, 01/01/28	2,020	2,205,995
Series A, 5.00%, 01/01/24	3,695	3,700,056
Series A, 5.00%, 01/01/25	6,220	6,349,776
Series A, 5.00%, 01/01/26	11,240	11,720,691
Series A, 5.00%, 01/01/27	14,140	15,093,200
Series E, 5.00%, 01/01/24	3,160	3,164,324
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/36 (PR 07/01/27)	2,000	2,155,429
University of Arizona (The) RB
5.00%, 06/01/26	15	15,778
5.00%, 06/01/27 (Call 06/01/26)	50	52,622
Series A, 5.00%, 06/01/26 (Call 06/01/25)	975	1,003,175
		96,410,362
Arkansas — 0.1%
State of Arkansas GO
5.00%, 04/01/24 (Call 04/01/24)	2,670	2,673,631
5.00%, 04/01/26 (Call 10/01/24)	360	365,091
University of Arkansas RB
5.00%, 11/01/39 (PR 11/01/24)	1,135	1,154,399
5.00%, 11/01/41 (PR 11/01/24)	825	839,101
		5,032,222
California — 13.2%
Bay Area Toll Authority RB
VRDN,2.00%, 04/01/53 (Put 01/02/24)(a)	3,000	2,981,037
VRDN,2.63%, 04/01/45 (Put 10/01/25)(a)	860	835,848
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	6,200	6,242,911
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	10,230	11,033,280
Beverly Hills Unified School District CA GO, 5.00%, 08/01/24	500	506,656
California Educational Facilities Authority RB, Series C, 5.25%, 10/01/24	8,195	8,352,551
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/24	1,600	1,627,657
5.00%, 10/01/26	5,005	5,339,263
California State Public Works Board RB
5.00%, 08/01/24	1,500	1,518,099
5.00%, 10/01/24	1,135	1,152,289
5.00%, 10/01/24 (ETM)	65	66,086
5.00%, 05/01/25	1,060	1,087,787
5.00%, 08/01/25	3,000	3,094,041
5.00%, 10/01/25	295	305,283
5.00%, 10/01/25 (ETM)	20	20,780
5.00%, 10/01/26	105	111,540
5.00%, 10/01/26 (ETM)	5	5,320
5.00%, 11/01/26	670	713,199
5.00%, 02/01/28	4,300	4,694,866
5.00%, 06/01/28	9,590	10,539,384
5.25%, 10/01/27 (Call 10/01/24)	1,050	1,067,081
Series A, 5.00%, 09/01/24	295	299,024
Series A, 5.00%, 09/01/25 (Call 09/01/24)	705	715,065

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 02/01/27	$15,800	$16,885,597
Series A, 5.00%, 08/01/27	2,450	2,646,895
Series B, 5.00%, 05/01/26	1,040	1,095,518
Series B, 5.00%, 10/01/26 (Call 10/01/24)	600	608,845
Series D, 5.00%, 05/01/27	7,845	8,429,622
Series F, 5.00%, 05/01/24	2,565	2,583,977
Series F, 5.00%, 05/01/25	325	333,520
Series F, 5.00%, 05/01/26 (Call 05/01/25)	290	297,710
California State University RB
5.00%, 11/01/24	2,300	2,343,257
5.00%, 11/01/26 (Call 05/01/26)	75	79,359
Series A, 5.00%, 11/01/24	2,115	2,154,777
Series A, 5.00%, 11/01/25	5,250	5,468,231
Series A, 5.00%, 11/01/28 (PR 11/01/24)	7,000	7,134,183
Series A, 5.00%, 11/01/29 (PR 11/01/24)	1,820	1,854,888
Series A, 5.00%, 11/01/44 (PR 11/01/24)	8,900	9,070,604
Chino Basin Regional Financing Authority RB,
Series B, 4.00%, 11/01/25 (Call 08/01/25)	9,065	9,232,731
City of Long Beach CA Harbor Revenue RB, 4.00%, 05/15/24	435	436,953
City of Los Angeles CA, 5.00%, 06/27/24	25,000	25,276,490
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	90	92,967
5.00%, 06/01/27 (Call 06/01/25)	210	216,905
Series B, 5.00%, 06/01/25	640	659,961
Series B, 5.00%, 06/01/26	690	729,521
City of Los Angeles Department of Airports RB, Series B, 5.00%, 05/15/24	2,145	2,164,467
City of Riverside CA Electric Revenue RB, VRDN,2.03%, 10/01/35 (Put 12/01/23)(a)	16,230	16,230,000
City of San Francisco CA Public Utilities Commission
Water Revenue RB
5.00%, 11/01/24	4,915	5,005,660
5.00%, 11/01/25	5,215	5,428,810
5.00%, 11/01/25 (Call 05/01/25)	1,685	1,736,322
5.00%, 11/01/26	4,655	4,976,701
5.00%, 11/01/28	2,000	2,237,199
Coast Community College District GO, 0.00%, 08/01/33 (Call 08/01/25)(b)	500	338,986
Contra Costa Transportation Authority Sales Tax Revenue RB, 5.00%, 03/01/26	3,290	3,456,835
Corona-Norco Unified School District GO, Series A,
5.00%, 08/01/40 (PR 08/01/25)	795	821,618
County of Los Angeles CA, 5.00%, 06/28/24	11,110	11,239,725
County of Riverside CA, 5.00%, 06/28/24	10,000	10,119,100
East Bay Municipal Utility District Water System Revenue RB
Series B, 5.00%, 06/01/24	850	858,765
Series B, 5.00%, 06/01/25	485	500,846
El Camino Community College District Foundation (The)
0.00%, 08/01/27(b)	5,700	5,088,298
Series C, 0.00%, 08/01/26(b)	4,875	4,485,725
Foothill-De Anza Community College District, 0.00%, 08/01/27 (NPFGC)(b)	4,000	3,595,268
Foothill-De Anza Community College District GO,
0.00%, 08/01/26 (NPFGC)(b)	1,220	1,128,180
Fresno Unified School District GO, 4.00%, 08/01/47
(PR 08/01/24)	45	45,317
	Par
Security	(000)	Value

California (continued)
Las Virgenes Unified School District GO, 0.00%, 09/01/27 (NPFGC)	$13,870	$12,372,715
Long Beach Unified School District GO
5.00%, 08/01/25	32,000	33,166,301
5.00%, 08/01/27 (Call 08/01/26)	40	42,483
Los Angeles Community College District
5.00%, 08/01/27	10,000	10,841,785
5.00%, 08/01/28	11,375	12,608,645
Los Angeles Community College District/CA GO
4.00%, 08/01/39 (PR 08/01/24)	3,550	3,572,915
5.00%, 08/01/24	1,685	1,707,983
5.00%, 08/01/25	10,780	11,172,898
Series A, 4.00%, 08/01/32 (PR 08/01/24)	275	276,775
Series A, 4.00%, 08/01/33 (PR 08/01/24)	575	578,712
Series A, 5.00%, 08/01/24	1,255	1,272,118
Series A, 5.00%, 08/01/25 (PR 08/01/24)	240	243,100
Series A, 5.00%, 08/01/27 (PR 08/01/24)	305	308,940
Series C, 5.00%, 08/01/24	240	243,273
Series J, 4.00%, 08/01/24	125	125,897
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/27 (Call 06/01/26)	65	68,506
Series A, 5.00%, 06/01/24	6,495	6,560,853
Series A, 5.00%, 07/01/24	505	511,205
Series A, 5.00%, 06/01/25	1,070	1,103,241
Series A, 5.00%, 07/01/25	815	842,969
Series A, 5.00%, 06/01/26	1,190	1,257,274
Series A, 5.00%, 07/01/26	1,275	1,349,849
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/24	2,250	2,277,647
5.00%, 06/01/27	80	86,591
5.00%, 07/01/27	100	108,447
5.00%, 07/01/27 (Call 07/01/26)	10	10,558
5.00%, 07/01/28	2,415	2,677,009
Series A, 5.00%, 07/01/24	120	121,475
Los Angeles Department of Water & Power Power System Revenue RB
Series B, 5.00%, 07/01/24	2,070	2,094,130
Series B, 5.00%, 07/01/25 (Call 06/01/25)	975	1,006,020
Los Angeles Department of Water & Power RB
4.00%, 07/01/26 (Call 06/01/26)	2,600	2,687,955
5.00%, 07/01/26 (Call 06/01/26)	4,920	5,197,429
5.00%, 07/01/27	3,605	3,906,932
5.00%, 07/01/27 (Call 01/01/26)	70	73,336
Series A, 5.00%, 07/01/25	9,195	9,503,358
Series A, 5.00%, 07/01/26	205	216,929
Series A, 5.00%, 07/01/27	155	167,982
Los Angeles Department of Water & Power Water System Revenue RB
4.00%, 07/01/26	1,235	1,276,014
5.00%, 07/01/24	25	25,291
5.00%, 07/01/25	20	20,671
5.00%, 07/01/27	140	151,925
5.00%, 07/01/27 (Call 01/01/26)	55	57,576
5.00%, 07/01/28	9,710	10,772,336
Series A-1, VRDN,2.75%, 07/01/49
(Put 12/01/23)(a)	11,300	11,300,000
Series B, 4.00%, 07/01/27	175	183,773
Series B, 5.00%, 01/01/24 (Call 01/01/24)	1,085	1,085,000
Series B, 5.00%, 07/01/26 (Call 01/01/26)	575	602,613

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series C, 5.00%, 07/01/25 (Call 07/01/24)	$415	$420,146
Los Angeles Unified School District/CA GO
5.00%, 07/01/24	85	86,005
5.00%, 07/01/26	565	598,169
5.00%, 07/01/27	2,355	2,553,080
Series A, 5.00%, 07/01/24	33,245	33,638,252
Series A, 5.00%, 07/01/25	5,590	5,780,089
Series A, 5.00%, 07/01/26	3,880	4,107,776
Series A, 5.00%, 07/01/27	120	130,093
Series B, 5.00%, 07/01/24	4,635	4,689,827
Series B, 5.00%, 07/01/27 (Call 07/01/26)	835	884,977
Series B-1, 5.00%, 07/01/26	105	111,164
Series C, 5.00%, 07/01/24	1,420	1,436,670
Series C, 5.00%, 07/01/25	5,035	5,206,216
Series C, 5.00%, 07/01/25 (Call 07/01/24)	5,100	5,153,599
Series C, 5.00%, 07/01/26	2,910	3,080,832
Series C, 5.00%, 07/01/26 (Call 07/01/24)	290	292,899
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	161,600
Los Rios Community College District GO, Series E, 3.00%, 08/01/25	2,275	2,274,773
Marin Community College District GO, Series A, 5.00%, 08/01/41 (PR 08/01/26)	7,500	7,978,632
Metropolitan Water District of Southern California RB
3.00%, 07/01/27	250	252,842
5.00%, 10/01/24	1,900	1,933,468
5.00%, 10/01/25	1,445	1,504,264
5.00%, 10/01/27	1,075	1,174,629
Series A, 2.25%, 07/01/24	590	585,455
Series A, 2.50%, 07/01/25	595	587,718
Series A, 5.00%, 07/01/24	3,140	3,176,782
Series A, 5.00%, 07/01/25	2,995	3,099,027
Series A, 5.00%, 07/01/26	955	1,011,798
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	5,000	5,175,638
Municipal Improvement Corp. of Los Angeles RB,
Series B, 5.00%, 11/01/26	1,000	1,063,321
Oakland Unified School District/Alameda County GO, 5.00%, 08/01/40 (PR 08/01/25)	4,000	4,140,510
Orange County Sanitation District RB, 5.00%, 02/01/27	3,205	3,443,333
Orange County Water District COP, Series A, 4.00%, 02/15/25 (Call 01/15/25)	8,125	8,212,980
Palomar Community College District, 5.00%, 08/01/44 (PR 08/01/25)	25,150	26,074,944
Poway Unified School District GO, 0.00%, 08/01/27(b)	5,000	4,456,862
Riverside Community College District, 0.00%, 08/01/35 (PR 02/01/25)(b)	3,000	1,739,831
Riverside Community College District GO
0.00%, 08/01/38 (PR 02/01/25)(b)	5,500	2,718,044
0.00%, 08/01/39 (PR 02/01/25)(b)	2,420	1,133,271
Sacramento Municipal Utility District RB
5.00%, 07/01/24	875	884,649
5.00%, 08/15/24	545	552,694
5.00%, 08/15/25	1,950	2,020,586
5.00%, 08/15/26	650	691,311
5.00%, 08/15/27	1,310	1,427,574
Series E, 5.00%, 08/15/24	370	375,224
San Diego Association of Governments RB, 5.00%, 11/15/25 (PR 11/15/24)	330	335,417
	Par
Security	(000)	Value

California (continued)
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	$3,660	$3,790,470
4.00%, 08/01/41 (PR 08/01/26)	13,060	13,525,556
5.00%, 08/01/41 (PR 08/01/26)	13,000	13,795,148
VRDN,4.00%, 08/01/32 (PR 08/01/26)	3,200	3,314,072
San Diego County Regional Transportation Commission RB
5.00%, 04/01/28	535	590,877
Series A, 5.00%, 04/01/25	2,135	2,193,798
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/24	380	383,466
5.00%, 05/15/25	450	463,902
San Diego Unified School District/CA, 5.00%, 06/28/24	3,500	3,536,369
San Diego Unified School District/CA GO, 6.00%, 07/01/33 (PR 07/01/24)	7,000	7,119,174
San Francisco Bay Area Rapid Transit District GO,
5.00%, 08/01/25	355	367,763
San Francisco City & County Airport Commission San Francisco International Airport RB
Series D, 5.00%, 05/01/24	1,160	1,168,961
Series D, 5.00%, 05/01/25	2,320	2,386,970
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
5.00%, 10/01/26	3,000	3,200,358
5.00%, 10/01/27	6,850	7,484,846
San Jose Evergreen Community College District GO,
Series C, 4.00%, 09/01/40 (PR 09/01/24)	12,155	12,248,523
San Jose Unified School District GO, Series C,
0.00%, 08/01/27 (NPFGC)(b)	3,000	2,683,846
San Mateo County Community College District GO,
0.00%, 09/01/27 (NPFGC)	1,000	894,353
San Mateo Foster City Public Financing Authority RB,
Series B, 5.00%, 08/01/25	27,420	28,392,236
Santa Clara Valley Transportation Authority RB,
Series A, 5.00%, 06/01/24	665	671,661
Santa Clara Valley Water District Safe Clean Water Revenue COP, 5.00%, 12/01/26 (Call 11/01/26)	1,200	1,281,322
Santa Monica Community College District GO
0.00%, 08/01/26(b)	500	457,076
Series B, 4.00%, 08/01/44 (PR 08/01/24)	31,715	31,930,053
Series C, 0.00%, 08/01/25(b)	1,930	1,822,140
Southern California Public Power Authority RB VRDN,2.86%, 07/01/36 (Put 12/01/23)(a)	30,000	30,000,000
Series C, 5.00%, 07/01/24	430	435,062
Southwestern Community College District GO,
Series D, 5.00%, 08/01/44 (PR 08/01/25)	1,000	1,034,304
State of California
4.00%, 09/01/27	5,580	5,833,867
5.00%, 09/01/24	7,445	7,548,196
State of California Department of Water
Resources RB
5.00%, 12/01/23	505	505,000
5.00%, 12/01/25	55	57,409
5.00%, 12/01/26	80	85,788
Series AR, 5.00%, 12/01/27 (PR 06/01/24)	5,690	5,746,720
Series AS, 5.00%, 12/01/23	1,590	1,590,000
Series AS, 5.00%, 12/01/24	5,620	5,736,032
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	350	356,571
Series AW, 5.00%, 12/01/23	85	85,000
Series AW, 5.00%, 12/01/24	15	15,310

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series AX, 5.00%, 12/01/24	$145	$147,994
Series AX, 5.00%, 12/01/25	3,115	3,251,438
Series BA, 5.00%, 12/01/25	1,645	1,717,051
Series BB, 5.00%, 12/01/24	5,330	5,440,045
Series BB, 5.00%, 12/01/25	225	234,855
Series BB, 5.00%, 12/01/26	250	268,087
State of California GO
3.00%, 03/01/24	200	199,871
3.00%, 03/01/25	7,000	6,994,202
3.00%, 03/01/26	800	803,206
4.00%, 10/01/24	1,685	1,697,337
4.00%, 11/01/24	220	221,805
4.00%, 04/01/25	3,890	3,939,330
4.00%, 08/01/26	285	293,677
4.00%, 09/01/26	240	247,617
4.00%, 10/01/26	7,525	7,773,780
4.00%, 11/01/26	9,755	10,090,668
4.00%, 10/01/27	1,225	1,282,187
5.00%, 12/01/23	5,350	5,350,000
5.00%, 03/01/24	2,055	2,065,199
5.00%, 04/01/24	1,620	1,630,894
5.00%, 08/01/24	3,225	3,266,449
5.00%, 09/01/24	2,700	2,737,425
5.00%, 09/01/24 (Call 03/01/24)	15	15,021
5.00%, 10/01/24	16,220	16,469,740
5.00%, 11/01/24	5,650	5,746,567
5.00%, 11/01/24 (Call 05/01/24)	1,525	1,529,580
5.00%, 12/01/24 (Call 12/01/23).	3,880	3,881,988
5.00%, 12/01/24 (Call 06/01/24)	2,300	2,301,087
5.00%, 03/01/25	5,415	5,544,041
5.00%, 04/01/25	23,675	24,280,292
5.00%, 05/01/25 (Call 05/01/24)	180	181,434
5.00%, 08/01/25	8,585	8,865,385
5.00%, 09/01/25	765	791,367
5.00%, 09/01/25 (Call 03/01/24)	25	25,036
5.00%, 09/01/25 (Call 09/01/24)	365	365,149
5.00%, 10/01/25	34,645	35,902,641
5.00%, 10/01/25 (Call 10/01/24)	1,500	1,524,202
5.00%, 11/01/25	9,635	10,002,679
5.00%, 11/01/25 (Call 05/01/24)	340	340,126
5.00%, 11/01/25 (Call 11/01/24)	745	747,321
5.00%, 12/01/25	9,715	10,104,066
5.00%, 12/01/25 (Call 12/01/23)	600	600,610
5.00%, 03/01/26 (Call 03/01/25)	8,905	9,127,426
5.00%, 04/01/26	15,705	16,488,141
5.00%, 08/01/26	9,415	9,958,521
5.00%, 08/01/26 (Call 08/01/25)	510	527,515
5.00%, 09/01/26	11,230	11,902,149
5.00%, 10/01/26	1,985	2,108,081
5.00%, 10/01/26 (Call 10/01/24)	75	76,106
5.00%, 11/01/26	6,280	6,683,092
5.00%, 12/01/26	4,660	4,969,369
5.00%, 04/01/27	6,870	7,379,880
5.00%, 08/01/27	8,630	9,339,220
5.00%, 08/01/27 (Call 08/01/26)	630	665,940
5.00%, 09/01/27	1,230	1,333,542
5.00%, 09/01/27 (Call 09/01/25)	215	222,448
5.00%, 09/01/27 (Call 09/01/26)	2,300	2,435,534
5.00%, 10/01/27	2,110	2,291,871
5.00%, 10/01/27 (Call 04/01/26)	230	241,590
5.00%, 11/01/27	32,370	35,225,837
	Par
Security	(000)	Value

California (continued)
5.00%, 04/01/28	$10,225	$11,231,180
5.00%, 08/01/28 (Call 08/01/27)	4,700	5,064,553
5.00%, 10/01/28	11,010	12,214,672
5.50%, 02/01/25	1,025	1,053,459
VRDN,2.15%, 05/01/33 (Put 12/01/23)(a)	15,940	15,940,000
Series A, 5.00%, 10/01/24	685	695,547
Series B, 5.00%, 08/01/24	13,685	13,860,881
Series B, 5.00%, 09/01/24	5,375	5,449,504
Series B, 5.00%, 08/01/25	820	846,781
Series B, 5.00%, 09/01/25	695	718,955
Series B, 5.00%, 11/01/25	8,125	8,435,056
Series B, 5.00%, 08/01/26	355	375,494
Series B, 5.00%, 09/01/26	455	482,233
Series B, 5.00%, 11/01/27	450	489,701
Series B, 5.00%, 11/01/28	1,410	1,566,872
Series C, 5.00%, 08/01/26 (Call 02/01/25)	50	51,207
Series C, 5.00%, 09/01/26 (Call 09/01/25)	285	295,336
Series C, 5.00%, 08/01/27 (Call 02/01/25)	85	86,969
Series C, 5.00%, 08/01/27 (Call 08/01/26)	7,505	7,933,145
University of California RB
4.00%, 05/15/25	10	10,182
5.00%, 05/15/24	1,205	1,216,528
5.00%, 05/15/26 (Call 05/15/25)	375	386,465
5.00%, 05/15/27	10,795	11,690,875
5.00%, 05/15/28	5,015	5,555,506
5.25%, 05/15/44 (PR 05/15/24)	10,010	10,110,351
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	5,200	5,246,402
Series AO, 5.00%, 05/15/24	565	570,405
Series AO, 5.00%, 05/15/25	1,550	1,600,116
Series AV, 5.00%, 05/15/26	205	216,600
Series AY, 5.00%, 05/15/24	875	883,371
Series AY, 5.00%, 05/15/26	680	718,477
Series I, 5.00%, 05/15/24	650	656,219
Series I, 5.00%, 05/15/25	445	459,388
Series I, 5.00%, 05/15/26 (Call 05/15/25)	1,060	1,091,797
		1,191,379,922
Colorado — 1.2%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/01/23 (SAW)	2,515	2,515,000
Arapahoe County School District No. 6 Littleton GO,
5.00%, 12/01/23 (SAW)	1,000	1,000,000
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/25	1,110	1,152,700
5.00%, 11/15/27	3,500	3,794,343
5.00%, 11/15/28	2,950	3,254,772
Series A, 5.00%, 11/15/24	5,445	5,540,809
City & County of Denver Co. GO
5.00%, 08/01/24	2,570	2,602,524
5.00%, 08/01/25	1,245	1,286,889
5.00%, 08/01/27	10	10,811
Series A, 5.00%, 08/01/26	1,500	1,585,407
Series B, 5.00%, 08/01/26	14,055	14,855,268
Series B, 5.00%, 08/01/27	7,980	8,627,107
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/41 (PR 08/01/26)	9,305	9,825,007
City of Colorado Springs CO Utilities System Revenue RB, 5.00%, 11/15/28	2,000	2,214,430
City of Colorado Springs Co. Utilities System Revenue RB
Series A, 5.00%, 11/15/25	805	835,812

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Colorado (continued)
Series B, 5.00%, 11/15/25	$1,010	$1,048,659
Series B, 5.00%, 11/15/26	550	584,588
Colorado State Education Loan Program, 5.00%, 06/28/24	15,910	16,063,083
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	890	906,360
5.00%, 12/01/25 (SAW)	305	317,395
Series B, 4.00%, 12/01/26 (SAW)	9,385	9,718,051
E-470 Public Highway Authority RB
0.00%, 09/01/26 (NPFGC)(b)	4,540	4,140,486
0.00%, 09/01/28 (NPFGC)(b)	4,500	3,845,137
Regional Transportation District Sales Tax Revenue
RB, 5.00%, 11/01/27	5,000	5,425,619
State of Colorado COP, 5.00%, 03/15/25	225	230,544
University of Colorado RB
5.00%, 06/01/47 (PR 06/01/26)	4,195	4,407,283
VRDN,2.00%, 06/01/51 (Put 10/15/25)(a)	250	242,171
VRDN,2.00%, 06/01/51 (Put 10/15/26)(a)	250	237,846
Series C, VRDN,2.00%, 06/01/54 (Put 10/15/24)(a)	2,500	2,457,548
		108,725,649
Connecticut — 2.7%
Connecticut State Health & Educational Facilities Authority RB
2.80%, 07/01/57 (Put 02/03/26)	4,000	3,932,562
VRDN,2.60%, 07/01/42 (Put 12/01/23)(a)	25,000	25,000,000
VRDN,2.65%, 07/01/42 (Put 12/01/23)(a)	32,000	32,000,000
Series 2010-A, VRDN,0.25%, 07/01/49
(Put 02/09/24)(a)	4,000	3,973,808
Series 2015-A, VRDN,0.38%, 07/01/35
(Put 07/12/24)(a)	3,265	3,189,699
Series V-1, VRDN,2.65%, 07/01/36
(Put 12/01/23)(a)	14,850	14,850,000
Hartford County Metropolitan District Clean Water
Project Revenue RB, Series A, 5.00%, 11/01/34 (PR 11/01/24)	1,000	1,017,092
State of Connecticut, 5.00%, 04/15/28	2,705	2,961,817
State of Connecticut Clean Water Fund - State Revolving Fund RB
5.00%, 06/01/24	25	25,233
5.00%, 03/01/25	10	10,243
Series A, 5.00%, 05/01/25	295	303,227
Series B, 5.00%, 06/01/26	275	289,866
State of Connecticut GO
4.00%, 01/15/25	12,335	12,470,879
4.00%, 06/01/27	1,020	1,058,029
5.00%, 02/15/25	7,670	7,851,304
5.00%, 09/15/25	2,140	2,217,110
5.00%, 11/15/25	30	31,206
5.00%, 02/15/26	3,025	3,159,836
5.00%, 04/15/26	45	47,183
5.00%, 06/15/26	1,055	1,110,425
5.00%, 04/15/27	180	193,047
5.00%, 06/15/27	700	753,445
5.00%, 07/15/27	320	345,042
5.00%, 06/15/28 (Call 06/15/25)	1,300	1,336,490
Series 2021 A, 4.00%, 01/15/27	4,575	4,724,093
Series A, 4.00%, 01/15/26	4,100	4,183,731
Series A, 4.00%, 01/15/27	4,595	4,744,745
Series A, 5.00%, 03/15/24	405	407,136
Series A, 5.00%, 04/15/24	1,075	1,082,412
Series A, 5.00%, 01/15/25	6,040	6,172,187
	Par
Security	(000)	Value

Connecticut (continued)
Series A, 5.00%, 04/15/25	$5,175	$5,315,777
Series A, 5.00%, 01/15/26	1,300	1,355,422
Series B, 3.00%, 06/01/25	1,535	1,531,683
Series B, 4.00%, 06/01/27	8,665	8,988,063
Series B, 5.00%, 01/15/24	4,210	4,218,874
Series B, 5.00%, 04/15/24	15	15,103
Series B, 5.00%, 05/15/24	3,175	3,202,114
Series B, 5.00%, 04/15/25	635	652,274
Series B, 5.00%, 05/15/25	2,630	2,706,336
Series B, 5.00%, 05/15/27 (Call 05/15/26)	105	110,290
Series C, 4.00%, 06/15/24	50	50,248
Series C, 5.00%, 07/15/24	1,070	1,082,610
Series D, 5.00%, 04/15/24	1,380	1,389,515
Series D, 5.00%, 07/15/24	5,560	5,625,526
Series D, 5.00%, 09/15/24	1,000	1,015,082
Series D, 5.00%, 09/15/26	750	793,996
Series D, 5.00%, 09/15/27	1,365	1,477,102
Series E, 5.00%, 09/15/24	1,755	1,781,468
Series E, 5.00%, 10/15/24	185	188,098
Series E, 5.00%, 10/15/26	1,525	1,617,652
Series F, 5.00%, 09/15/24	4,045	4,106,005
Series F, 5.00%, 11/15/25	565	587,715
Series F, 5.00%, 11/15/27 (Call 11/15/25)	8,825	9,141,474
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/24	420	426,639
5.00%, 05/01/25	260	267,251
5.00%, 01/01/26	1,750	1,823,043
5.00%, 09/01/26	125	132,210
5.00%, 10/01/26	145	153,666
5.00%, 05/01/27	145	155,659
5.00%, 07/01/27	1,780	1,917,701
5.00%, 08/01/27 (Call 08/01/25)	20	20,606
Series A, 4.00%, 05/01/24	1,475	1,480,403
Series A, 5.00%, 01/01/24	675	675,924
Series A, 5.00%, 05/01/24	3,465	3,491,626
Series A, 5.00%, 08/01/24	1,385	1,402,346
Series A, 5.00%, 09/01/24	2,630	2,667,231
Series A, 5.00%, 10/01/24 (Call 04/01/24)	595	596,490
Series A, 5.00%, 01/01/25	895	913,674
Series A, 5.00%, 05/01/25	2,350	2,415,537
Series A, 5.00%, 08/01/25	200	206,663
Series A, 5.00%, 09/01/25	2,965	3,069,242
Series A, 5.00%, 09/01/25 (Call 09/01/24)	1,520	1,542,710
Series A, 5.00%, 10/01/25 (Call 10/01/24)	25	25,063
Series A, 5.00%, 01/01/26	320	333,357
Series A, 5.00%, 05/01/26	2,405	2,524,194
Series A, 5.00%, 08/01/26 (Call 08/01/25)	710	732,052
Series A, 5.00%, 01/01/27	2,085	2,222,376
Series A, 5.00%, 05/01/27	270	289,847
Series A, 5.00%, 09/01/27 (Call 09/01/26)	240	253,621
Series B, 5.00%, 10/01/25	540	559,993
Series C, 5.00%, 10/01/24	615	624,721
Series C, 5.00%, 10/01/26	10,100	10,703,625
Series D, 5.00%, 11/01/24	510	518,901
Series D, 5.00%, 11/01/26	1,385	1,470,704
University of Connecticut RB
5.00%, 05/01/26	1,075	1,127,254
Series A, 5.00%, 02/15/25	1,035	1,057,622
		242,196,225

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Delaware — 1.1%
County of New Castle DE GO
5.00%, 10/01/27 (PR 10/01/25)	$10,235	$10,606,539
5.00%, 10/01/33 (PR 10/01/25)	5,000	5,181,504
5.00%, 10/01/35 (PR 10/01/25)	3,000	3,108,902
Delaware Transportation Authority, 5.00%, 09/01/28	4,545	4,989,224
Delaware Transportation Authority RB
5.00%, 07/01/24	1,447	1,462,956
5.00%, 09/01/24	585	593,022
5.00%, 07/01/25	510	526,067
5.00%, 07/01/26	2,445	2,579,154
5.00%, 09/01/26	195	205,877
State of Delaware GO
5.00%, 02/01/24	20	20,060
5.00%, 03/01/25	13,395	13,730,717
5.00%, 02/01/26	5,015	5,243,559
5.00%, 03/01/26	40	41,904
5.00%, 01/01/27	5,510	5,888,165
5.00%, 02/01/27	6,210	6,648,360
5.00%, 05/01/28	17,295	19,021,363
5.00%, 07/01/28 (PR 07/01/24)	1,000	1,010,398
Series A, 5.00%, 02/01/25	4,325	4,425,645
Series A, 5.00%, 01/01/26	9,315	9,721,029
Series A, 5.00%, 01/01/27	1,625	1,736,528
Series A, 5.00%, 02/01/27	3,025	3,238,533
Series A, 5.00%, 01/01/28	1,805	1,971,930
Series D, 5.00%, 07/01/27 (Call 07/01/26)	1,200	1,266,582
		103,218,018
District of Columbia — 1.7%
District of Columbia GO
4.00%, 02/01/27	130	134,824
5.00%, 02/01/25	185	189,177
5.00%, 06/01/25	65	66,883
5.00%, 06/01/26	45	47,377
5.00%, 06/01/27	3,715	4,001,730
5.00%, 01/01/28	2,350	2,562,579
5.00%, 06/01/28	6,750	7,421,235
Series A, 5.00%, 06/01/24	5	5,047
Series A, 5.00%, 10/15/24	90	91,492
Series A, 5.00%, 06/01/25	2,095	2,155,695
Series A, 5.00%, 10/15/25	9,125	9,462,487
Series A, 5.00%, 06/01/26 (Call 06/01/25)	945	971,750
Series A, 5.00%, 10/15/27	3,005	3,263,410
Series B, 5.00%, 06/01/24	1,000	1,009,332
Series B, 5.00%, 06/01/25	205	210,939
Series B, 5.00%, 06/01/26	420	442,185
Series B, 5.00%, 06/01/26 (Call 06/01/25)	1,180	1,213,576
Series D, 4.00%, 02/01/26	4,270	4,363,205
Series D, 5.00%, 06/01/26	20	21,056
Series E, 5.00%, 02/01/24	9,400	9,427,341
Series E, 5.00%, 02/01/26	125	130,590
Series E, 5.00%, 02/01/27	7,885	8,431,708
District of Columbia RB
5.00%, 03/01/24	4,005	4,021,944
5.00%, 05/01/24	210	211,528
5.00%, 12/01/25	1,000	1,037,294
5.00%, 12/01/26	2,880	3,061,807
5.00%, 12/01/27	10,435	11,364,489
5.00%, 10/01/28	1,850	2,047,107
Series A, 5.00%, 12/01/23	400	400,000
Series A, 5.00%, 03/01/24	2,400	2,410,154
Series A, 5.00%, 12/01/24	130	132,313
	Par
Security	(000)	Value

District of Columbia (continued)
Series A, 5.00%, 03/01/25	$830	$848,758
Series A, 5.00%, 03/01/26	150	157,005
Series A, 5.00%, 03/01/27	2,455	2,629,978
Series B, 5.00%, 10/01/24	14,480	14,692,270
Series B, 5.00%, 10/01/25	195	201,727
Series B, 5.00%, 10/01/26	17,295	18,352,840
Series C, 5.00%, 10/01/25	4,985	5,156,962
Series C, 5.00%, 05/01/26	910	956,185
Series C, 5.00%, 10/01/26	8,010	8,499,928
Series C, 5.00%, 10/01/27	1,005	1,090,481
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/27 (Call 10/01/24)	135	136,964
Series A, 5.00%, 10/01/24	50	50,770
Series B, 5.00%, 10/01/25	195	202,114
Series C, 5.00%, 10/01/25 (Call 10/01/24)	720	730,594
Washington Metropolitan Area Transit Authority Dedicated Revenue RB, 5.00%, 07/15/27	1,000	1,075,399
Washington Metropolitan Area Transit Authority RB
Series A, 5.00%, 07/15/25	6,850	7,069,405
Series A, 5.00%, 07/15/26	500	526,754
Series A, 5.00%, 07/15/27	5,735	6,167,413
		148,855,801
Florida — 1.4%
Central Florida Expressway Authority RB
5.00%, 07/01/26 (AGM)	5,180	5,443,121
Series B, 5.00%, 07/01/26	1,320	1,385,375
County of Miami-Dade FL Aviation Revenue RB,
Series B, 5.00%, 10/01/26 (Call 10/01/25)	5,105	5,208,683
County of Miami-Dade FL GO, 5.00%, 07/01/25	2,515	2,593,446
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/24	2,270	2,305,510
County of Orange FL Sales Tax Revenue RB, 5.00%, 01/01/24	30	30,039
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/27	125	135,632
Florida Department of Environmental Protection RB, 5.00%, 07/01/26 (Call 07/01/25)	115	118,111
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/26	10,600	11,221,655
School Board of Miami-Dade County (The), 5.00%, 05/01/27 (Call 05/01/25) (AGM)	1,330	1,361,272
School Board of Miami-Dade County (The) COP
5.00%, 11/01/27 (Call 11/01/24)	3,300	3,344,558
Series B, 5.00%, 05/01/26 (Call 05/01/25)	2,240	2,283,335
School District of Broward County/FL COP
5.00%, 07/01/25	915	942,399
Series A, 5.00%, 07/01/27	700	754,648
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/25	825	849,190
Series C, 5.00%, 07/01/25	5,425	5,584,066
Series C, 5.00%, 07/01/26	5,630	5,928,865
State of Florida GO
5.00%, 07/01/24	630	636,875
5.00%, 06/01/25	4,740	4,880,825
5.00%, 06/01/26	175	184,374
5.00%, 06/01/27	5,035	5,425,354
5.00%, 06/01/27 (Call 06/01/26)	380	398,528
5.00%, 07/01/27	6,045	6,512,642
Series A, 5.00%, 07/01/24	810	818,839
Series A, 5.00%, 06/01/26 (GTD)	3,730	3,929,791

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Florida (continued)
Series A, 5.00%, 07/01/26	$3,185	$3,355,696
Series A, 5.00%, 06/01/27	10,505	11,319,434
Series B, 5.00%, 06/01/24	690	696,439
Series B, 5.00%, 06/01/25	10,000	10,297,099
Series B, 5.00%, 06/01/26	570	600,531
Series C, 5.00%, 06/01/24	3,770	3,805,183
Series C, 5.00%, 06/01/25	2,845	2,929,525
Series C, 5.00%, 06/01/26	15,350	16,172,197
Series F, 5.00%, 06/01/26 (Call 06/01/25)	4,035	4,150,408
Series G, 5.00%, 06/01/25	1,000	1,029,710
State of Florida Lottery Revenue RB, Series A,
5.00%, 07/01/24	2,005	2,027,339
		128,660,694
Georgia — 2.9%
Cherokee County Board of Education GO, 5.00%, 08/01/25 (Call 08/01/24) (SAW)	3,245	3,282,089
City of Atlanta GA, 5.00%, 12/01/27	990	1,075,834
City of Atlanta GA Airport Passenger Facility Charge RB
5.00%, 01/01/28 (Call 01/01/25)	4,000	4,004,433
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,260	2,262,505
City of Atlanta GA Department of Aviation RB
Series A, 5.00%, 07/01/25	6,230	6,423,349
Series A, 5.00%, 07/01/28	6,500	7,131,411
City of Atlanta GA GO, 5.00%, 12/01/23	1,000	1,000,000
City of Atlanta GA GOL
5.00%, 12/01/27 (PR 12/01/24)	4,750	4,842,922
5.00%, 12/01/32 (PR 12/01/24)	5,000	5,097,812
City of Atlanta GA Water & Wastewater Revenue RB
5.75%, 11/01/26 (AGM)	2,305	2,493,597
Series B, 5.00%, 11/01/25	1,025	1,064,890
Columbia County School District GO, 5.00%, 10/01/26 (SAW)	145	153,666
County of Forsyth GA GO, 5.00%, 09/01/25	10,110	10,465,442
Forsyth County Water & Sewerage Authority RB,
5.00%, 04/01/41 (PR 04/01/25)	7,750	7,948,142
Georgia Ports Authority RB
5.00%, 07/01/25	2,550	2,628,742
5.00%, 07/01/26	2,235	2,354,782
5.00%, 07/01/27	2,095	2,257,070
Georgia State Road & Tollway Authority RB
5.00%, 06/01/24	2,210	2,229,868
5.00%, 06/01/25	4,915	5,055,942
Gwinnett County School District GO
5.00%, 02/01/25	4,065	4,154,453
5.00%, 08/01/25	260	268,449
5.00%, 02/01/26 (Call 02/01/25)	2,505	2,561,599
5.00%, 02/01/27 (Call 02/01/25)	1,000	1,022,631
5.00%, 08/01/27	885	957,087
Series B, 5.00%, 08/01/26	7,125	7,532,564
Gwinnett County Water & Sewerage Authority RB
4.00%, 08/01/24	13,405	13,490,653
4.00%, 08/01/25	1,035	1,052,856
5.00%, 08/01/27	3,165	3,419,356
Henry County School District GO, 5.00%, 08/01/26 (SAW)	125	131,953
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 4.00%, 07/01/25	1,885	1,915,586
Series A, 5.25%, 07/01/27 (NPFGC)	1,470	1,591,462
Municipal Electric Authority of Georgia RB, Series A,
5.00%, 01/01/26 (Call 01/01/25)	250	253,886
	Par
Security	(000)	Value

Georgia (continued)
Private Colleges & Universities Authority RB
5.00%, 04/01/44 (PR 04/01/24)	$18,555	$18,665,233
Series B, 5.00%, 09/01/25	15,260	15,780,705
State of Georgia GO
4.00%, 07/01/25	80	81,360
5.00%, 07/01/26	5	5,276
5.00%, 07/01/27	38,400	41,452,274
Series A, 5.00%, 07/01/25	4,885	5,042,708
Series A, 5.00%, 07/01/26	3,160	3,334,192
Series A, 5.00%, 08/01/26	13,875	14,668,676
Series A1, 5.00%, 02/01/25	105	107,431
Series A-1, 5.00%, 08/01/24	1,810	1,833,262
Series A-1, 5.00%, 02/01/25	235	240,442
Series A-1, 5.00%, 02/01/26	505	527,691
Series A-1, 5.00%, 02/01/27	14,895	15,932,416
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	325	326,025
Series C1, 4.00%, 07/01/25	3,130	3,183,207
Series E, 5.00%, 12/01/23	785	785,000
Series E, 5.00%, 12/01/24	25	25,492
Series E, 5.00%, 12/01/25	16,245	16,924,419
Series E, 5.00%, 12/01/26	5,405	5,762,223
Series F, 5.00%, 01/01/24	340	340,478
Series F, 5.00%, 01/01/26	675	704,006
Series F, 5.00%, 01/01/28 (Call 01/01/27)	3,805	4,063,443
		259,910,990
Hawaii — 0.8%
City & County Honolulu HI Wastewater System Revenue RB
4.00%, 07/01/26	1,070	1,099,613
4.00%, 07/01/27 (Call 07/01/25)	5,335	5,398,218
Series A, 5.00%, 07/01/24	305	308,311
City & County of Honolulu HI GO
5.00%, 03/01/26	450	470,416
5.00%, 07/01/26	1,870	1,969,744
Series B, 5.00%, 03/01/25	5,025	5,146,604
Series C, 4.00%, 07/01/26	850	873,525
County of Maui HI GO, 5.00%, 09/01/26	1,300	1,374,982
Honolulu City & County Board of Water Supply RB, 4.00%, 07/01/34 (PR 07/01/24)	2,300	2,309,615
State of Hawaii GO
4.00%, 05/01/24	75	75,260
5.00%, 01/01/24	1,250	1,251,663
5.00%, 08/01/26 (PR 08/01/24)	10,000	10,122,622
Series EO, 5.00%, 08/01/24	155	156,891
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,550	2,583,321
Series EP, 5.00%, 08/01/24	800	809,757
Series EY, 5.00%, 10/01/24	6,120	6,214,230
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	715	738,398
Series EZ, 5.00%, 10/01/25	3,605	3,735,213
Series FE, 5.00%, 10/01/24	310	314,773
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	4,695	4,946,143
Series FH, 5.00%, 10/01/24	1,380	1,401,248
Series FH, 5.00%, 10/01/25	50	51,806
Series FK, 5.00%, 05/01/25	200	205,438
Series FN, 5.00%, 10/01/25	10	10,361
Series FT, 5.00%, 01/01/24	6,045	6,053,041
Series FT, 5.00%, 01/01/25	585	596,894
Series FT, 5.00%, 01/01/26	5,475	5,697,905
Series FT, 5.00%, 01/01/27	2,145	2,283,066
Series Fw, 5.00%, 01/01/27	1,175	1,250,631

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Hawaii (continued)
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/25	$450	$459,149
		67,908,838
Illinois — 2.7%
Chicago Midway International Airport RB
5.00%, 01/01/28 (BAM)	2,770	2,997,172
5.00%, 01/01/29 (BAM)	3,500	3,854,075
Chicago O'Hare International Airport RB
5.00%, 01/01/26	3,510	3,652,904
Series B, 5.00%, 01/01/24	1,895	1,897,303
Series B, 5.00%, 01/01/26 (Call 01/01/25)	900	909,716
Series D, 5.00%, 01/01/24	355	355,431
Series E, 5.00%, 01/01/26	510	530,764
Illinois Finance Authority RB
4.00%, 07/01/25	3,110	3,149,435
5.00%, 01/01/24	505	505,602
5.00%, 07/01/24	965	974,262
5.00%, 01/01/25	275	280,064
5.00%, 01/01/26	2,065	2,149,073
5.00%, 07/01/27 (Call 01/01/27)	290	308,138
5.00%, 07/01/28	625	682,899
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	50	50,068
5.00%, 01/01/25	5,595	5,711,736
5.00%, 01/01/26 (Call 01/01/24)	15	15,015
5.00%, 01/01/27	3,495	3,722,087
5.00%, 01/01/28	170	184,898
Series A, 5.00%, 01/01/25	1,585	1,618,070
Series B, 5.00%, 01/01/25	3,050	3,113,636
Series B, 5.00%, 01/01/26	1,600	1,665,141
Series B, 5.00%, 01/01/27	155	165,071
Series B, 5.00%, 01/01/27 (Call 07/01/26)	10	10,496
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/25	480	497,524
Series A, 5.00%, 12/01/44 (PR 12/01/24)	27,205	27,702,414
Sales Tax Securitization Corp. RB
Series A, 5.00%, 01/01/25	515	524,100
Series A, 5.00%, 01/01/27	2,405	2,537,983
State of Illinois GO
5.00%, 02/01/24	8,400	8,416,446
5.00%, 05/01/24	3,000	3,015,932
5.00%, 02/01/25	2,055	2,087,181
5.00%, 02/01/26	6,000	6,180,522
5.00%, 02/01/27	570	596,297
5.00%, 10/01/27	1,600	1,690,964
5.00%, 02/01/28 (Call 02/01/27)	14,800	15,508,341
5.00%, 05/01/28	5,250	5,594,570
5.50%, 05/01/24	2,745	2,765,081
5.50%, 05/01/25	2,850	2,924,066
6.00%, 05/01/25	4,000	4,131,168
Series A, 5.00%, 12/01/23	1,400	1,400,000
Series A, 5.00%, 03/01/24	2,185	2,191,643
Series A, 5.00%, 11/01/24	6,045	6,118,511
Series A, 5.00%, 12/01/24	2,370	2,401,731
Series A, 5.00%, 03/01/25	1,910	1,942,122
Series A, 5.00%, 03/01/26	950	979,809
Series A, 5.00%, 03/01/28	1,000	1,063,200
Series B, 5.00%, 03/01/24	1,750	1,755,321
Series B, 5.00%, 09/01/24	8,085	8,164,695
Series B, 5.00%, 03/01/25	5,260	5,348,461
	Par
Security	(000)	Value

Illinois (continued)
Series B, 5.00%, 03/01/26	$7,630	$7,869,414
Series B, 5.00%, 03/01/27	4,245	4,446,425
Series B, 5.00%, 09/01/27	1,600	1,688,784
Series C, 4.00%, 03/01/24	5,340	5,343,566
Series D, 5.00%, 11/01/24	23,555	23,837,900
Series D, 5.00%, 11/01/25	13,035	13,384,308
Series D, 5.00%, 11/01/26	12,000	12,512,964
Series D, 5.00%, 11/01/27	12,170	12,890,367
Series D, 5.00%, 11/01/28 (Call 11/01/27)	3,825	4,050,461
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/26	435	449,803
		240,515,130
Indiana — 0.7%
Indiana Finance Authority, 5.00%, 02/01/27	280	299,151
Indiana Finance Authority RB
5.00%, 02/01/24	1,485	1,489,343
5.00%, 02/01/25	1,060	1,083,935
5.00%, 02/01/26	185	193,352
5.00%, 02/01/27	2,295	2,451,968
5.00%, 02/01/27 (Call 02/01/25)	1,070	1,093,648
5.00%, 02/01/27 (Call 02/01/26)	150	156,510
5.00%, 10/01/27	1,225	1,321,317
5.00%, 02/01/29 (PR 02/01/26)	3,500	3,653,524
5.00%, 02/01/30 (PR 02/01/26)	3,930	4,102,386
5.00%, 02/01/31 (PR 02/01/25)	5,000	5,107,731
5.00%, 02/01/31 (PR 02/01/26)	3,645	3,804,885
5.00%, 08/01/35 (PR 08/01/26)	9,310	9,818,044
Series 3, 5.00%, 10/01/25	3,680	3,807,608
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,140	1,156,058
Series A, 5.00%, 02/01/26	10,095	10,550,759
Series B, 5.00%, 02/01/24	4,170	4,182,196
Series B, 5.00%, 02/01/25	2,205	2,254,790
Series B, 5.00%, 02/01/26	1,000	1,045,147
Series C, 5.00%, 12/01/23	940	940,000
Series C, 5.00%, 12/01/24	1,875	1,910,020
Series C, 5.00%, 12/01/25	1,085	1,128,238
Series C, 5.00%, 02/01/26	160	167,223
Series C, 5.00%, 06/01/27 (Call 12/01/26)	2,090	2,216,990
Series E, 5.00%, 02/01/26	185	193,352
Series E, 5.00%, 02/01/27 (Call 08/01/26)	60	63,343
Indiana University RB, 3.00%, 08/01/24	530	529,755
Purdue University RB
5.00%, 07/01/24	90	90,931
Series EE, 5.00%, 07/01/26	225	237,059
		65,049,263
Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/24	700	708,538
5.00%, 08/01/25	3,170	3,273,011
5.00%, 08/01/26	1,280	1,352,881
		5,334,430
Kansas — 0.4%
Johnson County Unified School District No. 512 Shawnee Mission GO
4.00%, 10/01/35 (PR 10/01/25)	4,000	4,074,664
5.00%, 10/01/30 (PR 10/01/25)	2,000	2,072,602
5.00%, 10/01/31 (PR 10/01/25)	6,255	6,482,061
5.00%, 10/01/32 (PR 10/01/25)	4,605	4,772,165
5.00%, 10/01/34 (PR 10/01/25)	4,000	4,145,203

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Kansas (continued)
Kansas Development Finance Authority RB,
Series SRF, 5.00%, 05/01/24	$5,000	$5,035,565
State of Kansas Department of Transportation RB
5.00%, 09/01/25	1,100	1,136,397
5.00%, 09/01/26 (Call 09/01/25)	1,220	1,261,261
5.00%, 09/01/27 (Call 09/01/25)	6,095	6,301,134
Series A, 5.00%, 09/01/24	180	182,415
Series A, 5.00%, 09/01/25 (Call 09/01/24)	365	370,211
		35,833,678
Kentucky — 0.2%
Kentucky Asset Liability Commission RB, Series A, 5.00%, 09/01/26 (Call 09/01/24)	2,240	2,260,272
Kentucky State Property & Building Commission RB,
Series B, 5.00%, 11/01/26 (SAP)	5,190	5,500,707
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/26	2,000	2,089,444
Louisville and Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/25	5,000	5,143,690
Louisville/Jefferson County Metropolitan Government GO, Series A, 5.00%, 04/01/27	4,850	5,192,376
		20,186,489
Louisiana — 0.4%
East Baton Rouge Sewerage Commission RB,
Series B, 5.00%, 02/01/39 (PR 02/01/25)	3,365	3,440,983
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 10/01/33 (PR 10/01/24)	5,735	5,816,725
State of Louisiana Gasoline & Fuels Tax Revenue RB
4.00%, 05/01/41 (PR 05/01/25)	5,070	5,128,685
Series B, 5.00%, 05/01/25	775	794,129
State of Louisiana GO
5.00%, 03/01/24	50	50,199
5.00%, 03/01/27	65	69,341
5.00%, 02/01/28	2,500	2,718,265
Series A, 5.00%, 04/01/24	2,880	2,895,606
Series A, 5.00%, 03/01/25	1,700	1,737,166
Series A, 5.00%, 04/01/25	175	179,107
Series A, 5.00%, 03/01/26	1,935	2,020,218
Series A, 5.00%, 09/01/26	95	100,248
Series B, 5.00%, 08/01/25	4,235	4,360,124
Series B, 5.00%, 08/01/26	1,890	1,990,655
Series C, 5.00%, 08/01/24	100	101,122
Series C, 5.00%, 08/01/25 (Call 08/01/24)	1,235	1,249,681
Series D-1, 5.00%, 12/01/23	1,400	1,400,000
State of Louisiana RB
5.00%, 09/01/24	1,075	1,088,633
5.00%, 09/01/25	750	773,397
5.00%, 06/15/26 (PR 06/15/24)	1,000	1,009,584
5.00%, 09/01/26	1,035	1,092,733
5.00%, 09/01/27	135	145,514
5.00%, 09/01/28	1,150	1,264,547
		39,426,662
Maine — 0.5%
Maine Turnpike Authority RB, 5.00%, 07/01/26	1,000	1,053,594
State of Maine GO
3.00%, 06/01/24	1,600	1,598,002
5.00%, 06/01/24	9,765	9,851,355
5.00%, 06/01/25	100	102,823
5.00%, 06/01/26	145	152,480
5.00%, 06/01/27	11,745	12,631,184
	Par
Security	(000)	Value

Maine (continued)
5.00%, 06/01/28	$4,830	$5,303,862
Series B, 5.00%, 06/01/25	2,465	2,534,595
Series B, 5.00%, 06/01/28	3,410	3,744,548
Series D, 5.00%, 06/01/25	10,000	10,282,334
		47,254,777
Maryland — 4.2%
City of Baltimore MD RB
5.00%, 07/01/29 (PR 01/01/24)	1,330	1,331,627
5.00%, 07/01/30 (PR 01/01/24)	2,895	2,898,541
5.00%, 07/01/31 (PR 01/01/24)	3,865	3,869,727
5.00%, 07/01/38 (PR 01/01/24)	2,190	2,192,678
5.00%, 07/01/42 (PR 01/01/24)	1,525	1,526,865
5.00%, 07/01/43 (PR 01/01/24)	6,280	6,288,161
County of Anne Arundel MD, 5.00%, 04/01/27	1,760	1,890,043
County of Anne Arundel MD GOL
5.00%, 10/01/24	4,620	4,693,787
5.00%, 10/01/25	5,755	5,970,155
5.00%, 04/01/26	8,300	8,706,230
5.00%, 10/01/26	6,270	6,655,258
5.00%, 10/01/27	5,740	6,232,579
County of Baltimore MD GO
5.00%, 03/01/24	50	50,224
5.00%, 03/01/26	180	188,446
5.00%, 03/01/27	2,025	2,170,633
County of Frederick MD GO
5.00%, 10/01/24	1,110	1,127,546
Series A, 5.00%, 10/01/25	5,395	5,594,744
Series A, 5.00%, 10/01/26	3,050	3,237,406
County of Howard MD, 5.00%, 02/15/27	1,205	1,290,417
County of Howard MD GO
Series A, 5.00%, 08/15/26	505	534,385
Series D, 5.00%, 02/15/26	290	303,305
County of Montgomery MD GO
4.00%, 11/01/26	10	10,358
4.00%, 11/01/27	305	320,415
4.00%, 11/01/32 (PR 11/01/24)	4,575	4,610,498
5.00%, 11/01/25	13,110	13,622,676
5.00%, 08/01/27	9,380	10,147,446
5.00%, 11/01/27	670	728,851
Series A, 4.00%, 11/01/31 (PR 11/01/24)	8,840	8,908,591
Series A, 5.00%, 11/01/24	4,850	4,935,082
Series A, 5.00%, 08/01/25	2,335	2,413,180
Series A, 5.00%, 11/01/25 (PR 11/01/24)	235	238,911
Series A, 5.00%, 11/01/26	2,095	2,228,262
Series B, 4.00%, 11/01/24	8,000	8,069,237
Series B, 5.00%, 11/01/24	2,805	2,854,207
Series B, 5.00%, 11/01/25 (Call 11/01/24)	825	838,257
Series C, 5.00%, 10/01/24	10,000	10,158,891
Series C, 5.00%, 10/01/25	1,515	1,571,365
County of Prince George's MD GO 5.00%, 09/15/25	485	502,476
Series A, 5.00%, 09/15/24	1,175	1,192,538
County of Prince George's MD GOL
4.00%, 09/01/25 (Call 09/01/24)	65	65,513
5.00%, 07/15/25	3,455	3,566,769
5.00%, 07/15/26	11,715	12,372,168
5.00%, 07/15/27	8,500	9,186,504
Series A, 5.00%, 07/15/26	2,510	2,650,802
Series B, 5.00%, 07/15/25	175	180,661
Maryland Stadium Authority RB, 5.00%, 05/01/46
(PR 05/01/26) (ST INTERCEPT)	10,000	10,517,083

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Maryland (continued)
State of Maryland Department of Transportation RB
4.00%, 09/01/25	$3,370	$3,430,532
4.00%, 11/01/25 (Call 11/01/24)	1,010	1,018,167
4.00%, 09/01/26	2,610	2,692,142
4.00%, 12/15/27 (Call 12/15/23)	250	250,021
5.00%, 12/15/23	195	195,107
5.00%, 09/01/24	470	476,584
5.00%, 10/01/24	6,815	6,921,607
5.00%, 09/01/25	4,755	4,920,532
5.00%, 10/01/25	6,575	6,816,055
5.00%, 12/01/25	2,690	2,798,790
5.00%, 10/01/26	735	779,956
5.00%, 10/01/27 (Call 10/01/26)	10,530	11,176,370
5.00%, 12/01/28	1,475	1,635,253
Series A, 5.00%, 10/01/26	9,420	9,996,170
Series B, 5.00%, 12/01/24	5,695	5,803,046
State of Maryland GO
3.00%, 08/01/27	1,300	1,306,333
4.00%, 06/01/27 (Call 06/01/24)	45	45,054
5.00%, 08/01/27	875	946,590
5.00%, 03/15/28	10,795	11,828,282
First Series, 4.00%, 06/01/25 (Call 06/01/24)	1,180	1,186,809
First Series, 5.00%, 06/01/24	6,100	6,161,106
First Series, 5.00%, 03/15/26	2,000	2,095,736
First Series, 5.00%, 06/01/26 (Call 06/01/24)	475	479,157
First Series, 5.00%, 03/15/27	245	262,845
Second Series, 5.00%, 08/01/27	1,245	1,346,863
Second Series B, 5.00%, 08/01/25	3,210	3,324,347
Series A, 5.00%, 03/15/24	1,865	1,875,468
Series A, 5.00%, 03/15/25	11,080	11,378,379
Series A, 5.00%, 08/01/25	540	559,236
Series A, 5.00%, 08/01/26	1,590	1,680,951
Series A, 5.00%, 03/01/27	1,000	1,071,918
Series A, 5.00%, 03/15/27	180	193,111
Series A, 5.00%, 08/01/27	10,780	11,661,990
Series A, 5.00%, 03/15/28	1,510	1,654,535
Series B, 4.00%, 08/01/25	160	163,125
Series B, 5.00%, 08/01/25	1,390	1,439,515
Series B, 5.00%, 08/01/26	4,770	5,042,853
Series C, 3.00%, 08/01/26	19,185	19,266,389
Series C, 5.00%, 08/01/24	1,780	1,803,928
Washington Suburban Sanitary Commission RB
4.00%, 06/01/37 (PR 06/01/24) (GTD)	5,360	5,383,022
4.00%, 06/01/41 (PR 06/01/24) (GTD)	1,000	1,004,295
4.00%, 06/01/42 (PR 06/01/24) (GTD)	2,000	2,008,590
4.00%, 06/01/43 (PR 06/01/24) (GTD)	8,020	8,054,448
4.00%, 06/01/44 (PR 06/01/24) (GTD)	4,100	4,117,610
5.00%, 06/01/24	100	100,865
5.00%, 06/01/24 (GTD)	175	176,744
5.00%, 06/15/24 (GTD)	175	176,883
5.00%, 12/01/24 (GTD)	5,255	5,355,732
5.00%, 06/01/25 (GTD)	1,515	1,560,010
5.00%, 06/15/25 (GTD)	2,500	2,576,382
5.00%, 12/01/25 (GTD)	2,060	2,144,530
5.00%, 06/01/26	6,475	6,818,624
5.00%, 06/01/26 (GTD)	9,535	10,041,017
5.00%, 06/01/27 (GTD)	3,545	3,821,066
5.00%, 12/01/27 (GTD)	120	130,784
		377,798,952
	Par
Security	(000)	Value

Massachusetts — 4.5%
Boston Water & Sewer Commission RB
3.50%, 11/01/30 (PR 11/01/24)	$4,750	$4,770,001
3.50%, 11/01/31 (PR 11/01/24)	4,000	4,016,843
3.50%, 11/01/32 (PR 11/01/24)	5,000	5,021,054
3.75%, 11/01/33 (PR 11/01/24)	5,000	5,032,164
3.75%, 11/01/34 (PR 11/01/24)	5,000	5,032,164
3.75%, 11/01/35 (PR 11/01/24)	5,000	5,032,164
City of Boston MA GO
5.00%, 04/01/24	85	85,552
5.00%, 03/01/25	25	25,648
5.00%, 04/01/26	10	10,522
5.00%, 11/01/27	1,000	1,092,896
Series A, 5.00%, 11/01/24	5,000	5,093,132
Series A, 5.00%, 11/01/25	14,320	14,912,536
Series A, 5.00%, 04/01/26 (Call 04/01/25)	4,000	4,115,167
Series A, 5.00%, 11/01/26	13,645	14,568,196
Series D, 5.00%, 03/01/26	200	210,008
Commonwealth of Massachusetts GOL
3.00%, 12/01/23	2,000	2,000,000
4.00%, 07/01/26	190	195,736
5.00%, 09/01/24	35	35,490
5.00%, 09/01/25	1,000	1,034,812
5.00%, 09/01/26 (Call 09/01/25)	4,455	4,614,263
5.00%, 07/01/27	8,360	9,030,440
5.00%, 09/01/27	10	10,842
5.00%, 05/01/28	2,000	2,198,762
Series A, 5.00%, 07/01/24	215	217,322
Series A, 5.00%, 03/01/25	9,055	9,273,014
Series A, 5.00%, 07/01/25	15	15,468
Series A, 5.00%, 01/01/26	1,040	1,085,332
Series A, 5.00%, 03/01/26	3,060	3,205,627
Series B, 5.00%, 07/01/24	6,805	6,878,481
Series B, 5.00%, 07/01/25	3,215	3,315,279
Series B, 5.00%, 11/01/25	2,055	2,134,197
Series B, 5.00%, 07/01/26	2,945	3,109,596
Series B, 5.00%, 07/01/27	3,865	4,174,958
Series B, 5.25%, 09/01/24 (AGM)	9,520	9,676,997
Series B, 5.25%, 09/01/25 (AGM)	5,110	5,317,383
Series C, 5.00%, 08/01/24	1,235	1,250,306
Series C, 5.00%, 10/01/24	240	243,754
Series C, 5.00%, 08/01/25	9,405	9,715,257
Series C, 5.00%, 10/01/25	1,990	2,062,958
Series C, 5.00%, 05/01/26	3,800	3,996,492
Series C, 5.00%, 05/01/27	1,915	2,060,947
Series C, 5.00%, 10/01/27	150	162,929
Series C, 5.50%, 12/01/23 (AMBAC)	290	290,000
Series D, 5.00%, 04/01/25	2,015	2,067,046
Series D, 5.00%, 07/01/27	2,475	2,673,485
Series E, 3.00%, 12/01/25	385	384,442
Series E, 3.00%, 12/01/26	500	499,205
Series E, 5.00%, 11/01/24	1,075	1,093,567
Series E, 5.00%, 11/01/25	1,865	1,936,874
Series E, 5.00%, 11/01/25 (AMBAC)	7,430	7,716,342
Series E, 5.00%, 11/01/26	2,390	2,544,096
Series G, 5.00%, 09/01/25	50	51,741
Series H, 5.00%, 12/01/24	2,295	2,338,541
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	4,225	4,349,900
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/25	3,515	3,624,089
Series A, 5.00%, 07/01/26	6,070	6,404,602

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Massachusetts (continued)
Series A, 5.25%, 07/01/28	$9,000	$10,031,922
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/27 (PR 07/01/25)	1,285	1,324,680
Series A-1, 5.00%, 07/01/24	1,375	1,389,769
Massachusetts Clean Water Trust (The) RB
5.00%, 02/01/24	195	195,583
5.00%, 08/01/24	645	653,416
5.00%, 08/01/25	14,835	15,348,540
5.00%, 02/01/27	8,165	8,743,925
5.00%, 02/01/28	3,105	3,399,102
Series 2017, 5.00%, 08/01/24	245	248,149
Massachusetts Development Finance Agency RB
5.00%, 07/15/24	20	20,249
Series A, 5.00%, 10/15/25	11,440	11,901,176
Series A, 5.00%, 10/15/26	12,965	13,800,586
Series U, 5.00%, 07/01/25	1,405	1,449,262
Massachusetts School Building Authority RB
5.00%, 11/15/24	2,005	2,040,657
Series A, 5.00%, 11/15/41 (PR 11/15/25)	4,750	4,930,331
Series A, 5.00%, 11/15/45 (PR 11/15/25)	12,960	13,452,020
Series A, 5.00%, 02/15/49 (PR 02/15/26)	15,360	16,095,664
Series C, 5.00%, 08/15/24	740	749,574
Series C, 5.00%, 08/15/25	265	274,012
Series D, 4.75%, 08/15/32 (PR 08/15/25)	2,285	2,348,118
Massachusetts State College Building Authority RB
Series A, 5.00%, 05/01/38 (PR 05/01/25)
(HERBIP)	5,000	5,136,648
Series A, 5.00%, 05/01/41 (PR 05/01/25)
(ST HGR ED INTERCEPT PROG)	2,960	3,040,896
Series B, 5.00%, 05/01/44 (PR 05/01/24)
(HERBIP)	3,935	3,962,990
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.00%, 01/01/27	9,900	10,564,355
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/24	10	10,013
5.00%, 01/01/27	4,975	5,313,408
Massachusetts Water Resources Authority
5.00%, 08/01/24	55	55,696
5.00%, 08/01/24 (ETM)	115	116,410
5.00%, 08/01/26	255	269,856
5.00%, 08/01/26 (ETM)	745	786,634
Massachusetts Water Resources Authority RB
5.00%, 08/01/24 (ETM)	105	106,288
5.00%, 08/01/25	1,160	1,198,648
5.00%, 08/01/31 (PR 08/01/24)	2,195	2,223,354
5.00%, 08/01/37 (PR 08/01/26)	1,250	1,323,151
Series B, 5.00%, 08/01/40 (PR 08/01/26)	5,080	5,374,604
Series B, 5.25%, 08/01/25 (AGM)	825	855,800
Series B, 5.25%, 08/01/28 (AGM)	11,010	12,294,445
Series C, 5.00%, 08/01/24	1,440	1,458,224
Series C, 5.00%, 08/01/34 (PR 08/01/26)	10,000	10,579,930
Series C, VRDN,5.00%, 08/01/40 (PR 08/01/26)	16,155	17,091,877
Series F, 4.00%, 08/01/41 (PR 08/01/24)	6,950	6,994,861
University of Massachusetts Building Authority RB
5.00%, 11/01/27	11,000	11,953,403
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,000	2,031,480
Series 2021-1, 5.00%, 11/01/24	175	177,991
		403,326,316
	Par
Security	(000)	Value

Michigan — 1.2%
Chippewa Valley Schools GO, Series A, 5.00%, 05/01/25 (Q-SBLF)	$395	$405,189
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/26	640	670,886
Michigan Finance Authority RB
5.00%, 07/01/26 (Call 07/01/24) (AGM)	7,410	7,465,921
5.00%, 07/01/27 (Call 07/01/24) (NPFGC)	2,000	2,015,321
5.00%, 10/01/27 (Call 10/01/26)	10,225	10,822,274
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,622,150
Series C-3, 5.00%, 07/01/25 (Call 07/01/24) (AGM)	335	337,775
Michigan State Building Authority RB
5.00%, 10/15/27	710	769,424
5.00%, 10/15/28	2,800	3,093,929
Series I, 5.00%, 04/15/24	560	563,820
Series I, 5.00%, 04/15/25	1,000	1,026,933
Series I, 5.00%, 04/15/26	1,245	1,304,512
Michigan State University RB
5.00%, 08/15/26	2,455	2,584,105
5.00%, 02/15/28	2,400	2,604,489
5.00%, 08/15/28	3,750	4,109,747
State of Michigan RB
5.00%, 03/15/24	4,020	4,040,858
5.00%, 03/15/25	1,565	1,604,158
5.00%, 03/15/26	8,610	9,000,766
5.00%, 03/15/27	7,395	7,904,801
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/28	1,500	1,667,438
Series A, 5.00%, 11/15/24	1,015	1,033,337
Series B, 5.00%, 11/15/28	11,165	12,411,296
University of Michigan RB VRDN,3.25%, 04/01/42 (Put 12/01/23)(a)	10,250	10,250,000
Series A, 5.00%, 04/01/24	940	945,769
Series A, 5.00%, 04/01/25	3,555	3,647,758
Series A, 5.00%, 04/01/26	5,290	5,542,820
Series A, 5.00%, 04/01/42 (PR 04/01/27)	5,110	5,494,322
Series B, VRDN,3.28%, 04/01/28 (Put 12/01/23)(a)	3,300	3,300,000
Series C, VRDN,4.00%, 04/01/49
(Call 01/01/24)(a)	1,000	1,000,112
		107,239,910
Minnesota — 3.1%
City of Minneapolis MN GO
3.00%, 12/01/23	570	570,000
3.00%, 12/01/24	45	44,888
3.00%, 12/01/27 (Call 12/01/24)	25	25,009
4.00%, 12/01/24	1,665	1,679,633
4.00%, 12/01/26	2,235	2,316,921
County of Hennepin MN GO
5.00%, 12/01/25	3,930	4,085,841
5.00%, 12/15/27	70	76,098
Series B, 5.00%, 12/15/26	1,660	1,768,719
Series C, 5.00%, 12/15/26	5,365	5,716,374
Metropolitan Council GO
5.00%, 03/01/25	1,815	1,858,923
5.00%, 12/01/26	2,755	2,937,081
Series B, 5.00%, 12/01/23	4,770	4,770,000
Series B, 5.00%, 12/01/24	24,950	25,425,806
Series B, 5.00%, 12/01/25	5,180	5,393,577
Series C, 5.00%, 03/01/26	200	209,429
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,060	3,063,836

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Minnesota (continued)
Minnesota Public Facilities Authority RB
5.00%, 03/01/24	$7,500	$7,533,926
5.00%, 03/01/26	1,900	1,988,733
State of Minnesota COP, 5.00%, 11/01/28	3,550	3,920,816
State of Minnesota GO
3.00%, 08/01/24	55	54,952
4.00%, 08/01/27 (Call 08/01/26)	3,910	4,019,996
5.00%, 08/01/24	10,210	10,335,866
5.00%, 08/01/25	1,725	1,781,622
5.00%, 08/01/26	5,160	5,453,802
5.00%, 08/01/27	7,750	8,375,644
5.00%, 09/01/27	105	113,683
5.00%, 10/01/27	2,105	2,283,244
5.00%, 08/01/28	42,165	46,507,215
5.00%, 09/01/28	2,900	3,203,802
Series A, 5.00%, 08/01/24	3,050	3,087,600
Series A, 5.00%, 08/01/25	1,805	1,864,248
Series A, 5.00%, 09/01/25	10,000	10,346,397
Series A, 5.00%, 10/01/25	330	342,039
Series A, 5.00%, 08/01/26	3,205	3,387,487
Series A, 5.00%, 09/01/26	14,215	15,054,211
Series A, 5.00%, 08/01/27	25	27,018
Series B, 5.00%, 09/01/24	5,000	5,069,674
Series B, 5.00%, 08/01/25	115	118,775
Series D, 5.00%, 08/01/24	4,330	4,383,379
Series D, 5.00%, 10/01/24	1,630	1,655,364
Series D, 5.00%, 08/01/25	4,420	4,565,083
Series D, 5.00%, 08/01/26	4,715	4,983,464
Series D, 5.00%, 10/01/26	235	249,374
Series D, 5.00%, 08/01/27 (Call 08/01/26)	25	26,439
Series E, 3.00%, 08/01/24	5,040	5,035,637
State of Minnesota RB
5.00%, 03/01/25	25,000	25,574,217
5.00%, 03/01/26	20,000	20,907,394
University of Minnesota RB
5.00%, 08/01/25	55	56,760
5.00%, 10/01/27	20	21,640
Series B, 5.00%, 12/01/25	6,375	6,615,255
Western Minnesota Municipal Power Agency RB,
Series A, 5.00%, 01/01/46 (PR 01/01/24)	5,710	5,715,892
		274,602,783
Mississippi — 0.4%
State of Mississippi GO
5.00%, 11/01/32 (PR 11/01/26)	3,130	3,324,585
5.00%, 10/01/33 (PR 10/01/27)	4,000	4,334,155
Series A, 5.00%, 10/01/26	2,620	2,780,251
Series A, 5.00%, 10/01/27	305	330,364
Series A, 5.00%, 10/01/32 (PR 10/01/27)	6,600	7,151,355
Series A, 5.00%, 10/01/34 (PR 10/01/27)	3,040	3,293,958
Series B, 5.00%, 12/01/35 (PR 12/01/26)	1,015	1,080,276
Series B, 5.00%, 11/01/36 (PR 11/01/26)	2,020	2,145,579
Series C, 5.00%, 10/01/24	725	735,866
Series C, 5.00%, 10/01/26 (Call 10/01/25)	205	211,983
Series F, 5.00%, 11/01/32 (PR 11/01/25)	7,525	7,812,160
		33,200,532
Missouri — 1.8%
City of Springfield MO Public Utility Revenue RB,
5.00%, 08/01/25	10,000	10,285,643
Metropolitan St Louis Sewer District RB
5.00%, 05/01/29 (PR 05/01/25)	1,300	1,333,716
	Par
Security	(000)	Value

Missouri (continued)
Series A, 5.00%, 05/01/25	$525	$539,641
Series A, 5.00%, 05/01/26	3,785	3,968,082
Missouri Highway & Transportation Commission RB
5.00%, 05/01/25	28,990	29,819,777
5.00%, 11/01/25	4,775	4,967,152
5.00%, 05/01/26	27,535	28,944,960
5.00%, 11/01/26	5,230	5,558,152
5.00%, 05/01/27	15,000	16,122,892
Series A, 5.00%, 05/01/24	10,060	10,138,947
Series A, 5.00%, 05/01/26	12,890	13,559,601
Series A, 5.00%, 05/01/26 (Call 05/01/24)	1,575	1,586,653
Missouri State Board of Public Buildings GO, 5.00%, 10/01/27	4,155	4,487,961
Missouri State Board of Public Buildings RB,
Series B, 5.00%, 10/01/24	15,000	15,224,808
Missouri State Environmental Improvement & Energy Resources Authority RB, Series A, 5.00%, 01/01/24	540	540,739
Park Hill School District of Platte County GO, 3.38%, 03/01/37 (PR 03/01/26) (ST AID DIR DEP)	11,400	11,515607
		158,594,331
Nebraska — 0.3%
Douglas County School District No. 17/NE GO
4.00%, 06/15/32 (PR 06/15/25)	1,965	1,993,008
4.00%, 06/15/33 (PR 06/15/25)	2,010	2,038,649
4.00%, 06/15/34 (PR 06/15/25)	2,050	2,079,219
4.00%, 06/15/35 (PR 06/15/25)	7,000	7,099,772
Nebraska Public Power District RB
5.00%, 01/01/27	785	832,433
5.00%, 07/01/28 (Call 01/01/28)	2,170	2,355,721
Series C, 5.00%, 01/01/24	6,695	6,703,393
Omaha Public Power District RB
5.00%, 02/01/27 (Call 02/01/26)	1,200	1,252,250
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,405	3,444,523
		27,798,968
Nevada — 1.1%
Clark County School District GOL
5.00%, 06/15/25	6,875	7,061,123
5.00%, 06/15/27	5,245	5,618,042
Series A, 5.00%, 06/15/24	770	776,823
Series B, 5.00%, 06/15/26	7,835	8,207,504
Series D, 5.00%, 06/15/24	200	201,772
County of Clark Department of Aviation RB
5.00%, 07/01/24	1,615	1,631,238
5.00%, 07/01/26	2,065	2,173,042
County of Clark NV GOL
Series A, 5.00%, 06/01/24	150	151,356
Series A, 5.00%, 11/01/24	1,030	1,047,419
Series B, 5.00%, 11/01/27 (Call 11/01/26)	15,030	15,913,572
County of Clark NV RB, 5.00%, 07/01/26	1,465	1,539,788
County of Washoe NV GOL
5.00%, 07/01/26	5,045	5,302,545
5.00%, 07/01/27	1,535	1,648,326
Las Vegas Valley Water District GOL
5.00%, 06/01/24	3,835	3,868,914
Series A, 5.00%, 06/01/25	13,270	13,644,657
Series A, 5.00%, 06/01/26	9,825	10,329,443
Series B, 5.00%, 06/01/24	3,000	3,026,530
Series C, 5.00%, 06/01/25	8,705	8,950,772

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Nevada (continued)
State of Nevada GOL
5.00%, 08/01/25	$5,030	$5,197,585
5.00%, 05/01/26	120	125,947
Series B, 5.00%, 11/01/25 (Call 05/01/25)	50	51,376
Series B, 5.00%, 11/01/26 (Call 05/01/25)	520	533,891
Series D, 5.00%, 04/01/24	2,015	2,027,234
Series D, 5.00%, 04/01/25	135	138,522
Series D, 5.00%, 04/01/27 (Call 04/01/25)	155	158,814
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	3,750	3,824,836
5.00%, 12/01/25	270	280,760
		103,431,831
New Hampshire — 0.2%
State of New Hampshire GO
5.00%, 02/15/27	2,475	2,646,518
Series C, 5.00%, 12/01/25	2,810	2,924,750
Series D, 5.00%, 12/01/24	10,000	10,191,688
		15,762,956
New Jersey — 4.3%
County of Monmouth NJ GO
5.00%, 01/15/25	7,275	7,441,463
5.00%, 01/15/26	7,125	7,442,184
5.00%, 01/15/28	4,620	5,054,977
Series B, 5.00%, 01/15/26	4,000	4,178,068
Monmouth County Improvement Authority (The) RB,
Series B, 5.00%, 12/01/24 (GTD)	1,500	1,528,753
New Jersey Economic Development Authority
5.00%, 11/01/27	1,235	1,326,329
5.25%, 06/15/27 (Call 06/15/25)	1,065	1,095,841
5.25%, 06/15/27 (PR 06/15/25)	1,235	1,277,205
5.50%, 06/15/32 (PR 12/15/26)	5,000	5,397,752
New Jersey Economic Development Authority RB
5.00%, 06/15/26	3,555	3,721,382
5.00%, 03/01/28	6,000	6,479,724
5.00%, 06/15/28	6,180	6,705,693
5.00%, 06/15/31 (PR 06/15/27)	1,500	1,614,893
5.00%, 06/15/32 (PR 06/15/27)	1,000	1,076,595
Series B, 5.00%, 11/01/25	5,700	5,889,775
Series B, 5.00%, 11/01/26 (SAP)	2,750	2,900,347
Series BBB, 5.50%, 06/15/30 (PR 12/15/26)	13,160	14,206,882
Series D, 5.00%, 06/15/25	1,000	1,025,742
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,850	5,938,831
Series N-1, 5.50%, 09/01/25 (AGM)	3,475	3,610,915
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,525	1,577,115
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	715	724,587
Series XX, 5.00%, 06/15/25	13,250	13,591,075
New Jersey Educational Facilities Authority RB
5.00%, 07/01/25	1,640	1,692,178
5.00%, 07/01/26	2,005	2,122,704
5.00%, 03/01/27	19,530	21,003,833
Series A, 5.00%, 07/01/25	4,565	4,710,238
Series B, 5.00%, 07/01/25	2,290	2,362,858
Series B, 5.00%, 07/01/26	355	375,840
Series C, 5.00%, 03/01/24	450	452,036
Series C, 5.00%, 03/01/26	6,770	7,116,327
New Jersey Transportation Trust Fund Authority RB
0.00%, 12/15/27 (BHAC-CR MBIA)(b)	15,375	13,504,819
5.00%, 06/15/24	5,000	5,040,620
5.00%, 12/15/24	17,930	18,224,291
5.00%, 12/15/25	6,130	6,355,033
	Par
Security	(000)	Value

New Jersey (continued)
5.00%, 06/15/28	$4,920	$5,341,026
5.00%, 12/15/28	1,000	1,093,695
Series A, 0.00%, 12/15/23(b)	2,525	2,522,237
Series A, 0.00%, 12/15/26(b)	765	689,196
Series A, 5.00%, 12/15/23	1,155	1,155,510
Series A, 5.00%, 06/15/24	13,080	13,195,897
Series A, 5.00%, 12/15/24	2,125	2,161,997
Series A, 5.00%, 06/15/25	4,125	4,235,429
Series A, 5.00%, 06/15/26	1,055	1,104,377
Series A, 5.00%, 12/15/26	2,085	2,204,257
Series A, 5.00%, 12/15/27	3,500	3,766,883
Series A, 5.00%, 06/15/28 (Call 06/15/26)	3,700	3,861,652
Series A, 5.00%, 12/15/28	3,480	3,806,058
Series A, 5.50%, 12/15/23	4,185	4,187,477
Series A-1, 5.00%, 06/15/24	4,645	4,686,158
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	1,320	1,377,513
Series AA, 5.00%, 06/15/24	15,000	15,123,275
Series B, 5.00%, 06/15/27	4,040	4,309,634
Series B, 5.25%, 12/15/23 (AMBAC)	7,015	7,018,625
Series C, 0.00%, 12/15/24 (AMBAC)(b)	1,175	1,132,958
Series C, 0.00%, 12/15/25 (AMBAC)(b)	17,240	16,061,181
Series C, 0.00%, 12/15/26 (AMBAC)(b)	975	879,172
Series D, 5.00%, 12/15/23	2,345	2,346,036
Series D, 5.00%, 12/15/24	475	482,796
New Jersey Turnpike Authority RB
5.00%, 01/01/25	4,525	4,619,411
5.00%, 01/01/27	2,950	3,135,402
Series C, 5.00%, 01/01/25	3,160	3,225,931
Series C-2, 5.50%, 01/01/25 (AMBAC)	3,540	3,632,437
State of New Jersey GO
2.00%, 06/01/24	4,810	4,761,860
5.00%, 06/01/26 (PR 06/01/25)	420	431,610
5.00%, 06/01/32 (PR 06/01/25)	2,355	2,420,100
Series A, 5.00%, 06/01/24	3,640	3,673,079
Series A, 5.00%, 06/01/25	24,975	25,698,558
Series A, 5.00%, 06/01/26	18,670	19,573,464
Series A, 5.00%, 06/01/27	11,940	12,779,174
Series A, 5.00%, 06/01/28	11,150	12,160,007
		385,620,977
New Mexico — 0.6%
New Mexico Finance Authority RB
5.00%, 06/15/26	2,815	2,964,141
5.00%, 06/15/27 (Call 06/15/24)	5,245	5,285,956
Series A, 5.00%, 06/15/24	6,730	6,795,928
Series A, 5.00%, 06/15/25	2,485	2,559,041
Series A, 5.00%, 06/15/26	2,325	2,447,146
Series E, 5.00%, 06/15/24	1,845	1,863,682
State of New Mexico GO
5.00%, 03/01/24	225	226,007
5.00%, 03/01/26	700	731,914
Series A, 5.00%, 03/01/24	1,050	1,054,698
Series B, 5.00%, 03/01/24	650	652,908
State of New Mexico Severance Tax Permanent
Fund RB
5.00%, 07/01/24	4,800	4,852,380
5.00%, 07/01/25	4,645	4,791,333
5.00%, 07/01/26	15,000	15,800,085
Series A, 5.00%, 07/01/26	5,085	5,356,229
		55,381,448

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York — 12.3%
Battery Park City Authority RB
5.00%, 11/01/28	$2,000	$2,224,465
Series D-2, VRDN,3.20%, 11/01/38
(Put 12/01/23)(a)	1,970	1,970,000
City of New York NY GO
3.00%, 08/01/26	50	50,136
5.00%, 06/01/24	1,200	1,211,316
5.00%, 08/01/26	11,395	12,040,809
5.00%, 09/01/26	1,245	1,318,163
5.00%, 08/01/27	7,040	7,592,751
5.00%, 11/01/27	16,000	17,349,603
5.00%, 04/01/28	2,025	2,217,315
5.00%, 08/01/28	9,925	10,937,935
VRDN,3.25%, 12/01/47 (Put 12/01/23)(a)	20,000	20,000,000
Series 1, 5.00%, 08/01/24	850	860,757
Series 1, 5.00%, 08/01/25	895	925,113
Series 1, 5.00%, 08/01/26	2,480	2,620,554
Series A, 5.00%, 08/01/24	1,965	1,989,868
Series A, 5.00%, 08/01/25	1,365	1,410,927
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,670	1,692,589
Series A, 5.00%, 08/01/26	1,540	1,627,279
Series A, 5.00%, 08/01/27	225	242,675
Series A-1, 5.00%, 08/01/24	7,470	7,564,536
Series A-1, 5.00%, 08/01/25	2,360	2,439,405
Series A-1, 5.00%, 08/01/26	3,590	3,793,463
Series A-1, 5.00%, 08/01/27	12,680	13,676,063
Series B-1, 5.00%, 08/01/24	1,910	1,934,172
Series B-1, 5.00%, 08/01/25	15,420	15,938,821
Series B-1, 5.00%, 10/01/25	675	700,235
Series B-1, 5.00%, 08/01/26	145	153,218
Series B-1, 5.00%, 08/01/27	3,610	3,893,580
Series C, 5.00%, 08/01/24	14,730	14,916,414
Series C, 5.00%, 08/01/25	7,710	7,969,411
Series C, 5.00%, 08/01/26	3,360	3,550,427
Series C-1, 5.00%, 08/01/24	5,345	5,412,643
Series C-1, 5.00%, 08/01/25	6,135	6,341,418
Series E, 5.00%, 08/01/24	2,660	2,693,663
Series E, 5.00%, 08/01/25	7,550	7,804,027
Series E, 5.00%, 08/01/26	2,640	2,789,621
Series F-1, 5.00%, 06/01/25	995	1,024,856
Series J, 5.00%, 08/01/24	585	592,403
Series J, 5.00%, 08/01/26	635	670,989
Series J-10, 5.00%, 08/01/26	830	877,040
Series J-4, 5.00%, 08/01/24	1,825	1,848,096
City of New York NY GOL
Series F-1, 4.00%, 03/01/25	7,200	7,289,827
Series F-1, 5.00%, 03/01/26	4,025	4,212,080
Series F-1, 5.00%, 03/01/27	2,710	2,897,059
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/24	285	286,122
Series A, 5.00%, 02/15/25	1,820	1,865,837
Series A, 5.00%, 02/15/26	510	533,399
Series A, 5.00%, 02/15/27	10,000	10,705,685
Long Island Power Authority RB
0.00%, 12/01/26 (AGM)(b)	1,500	1,361,445
1.00%, 09/01/25 (Call 09/01/24)	8,075	7,622,941
5.00%, 09/01/28	3,340	3,685,192
Series A, 5.00%, 09/01/26	810	857,380
Series A, 5.00%, 09/01/27	1,800	1,947,515
Series B, VRDN,0.85%, 09/01/50 (Put 03/01/25)(a)	7,000	6,644,630
Series B, VRDN,1.50%, 09/01/51 (Put 03/01/26)(a)	390	364,737
	Par
Security	(000)	Value

New York (continued)
Series B, VRDN,1.65%, 09/01/49
(Call 03/01/24)(a)	$1,425	$1,402,380
Metropolitan Transportation Authority RB
5.00%, 11/15/26	12,795	13,455,244
Series A-1, 5.00%, 11/15/24	2,000	2,030,364
Series A2, 5.00%, 11/15/25	4,850	5,006,407
Series B, 5.00%, 11/15/24	1,600	1,624,232
Series B, 5.00%, 11/15/25	2,275	2,348,232
Series C, 5.00%, 11/15/25 (PR 11/15/24)	2,175	2,213,768
Series C-1, 5.00%, 11/15/24	13,600	13,806,475
Series C-1, 5.00%, 11/15/25	3,530	3,643,564
Series C-1, 5.00%, 11/15/26	9,430	9,917,186
Series D, 5.00%, 11/15/27 (Call 11/15/26)	1,300	1,349,299
Series D-1, VRDN,5.00%, 11/15/34
(Put 11/15/24)(a)	5,000	5,025,402
Series F, 5.00%, 11/15/24	1,000	1,015,182
Series F, 5.00%, 11/15/25	1,880	1,940,628
New York City Municipal Water Finance Authority RB
5.00%, 06/15/25	700	721,493
5.00%, 06/15/27 (Call 06/15/25)	10	10,320
5.00%, 06/15/27 (Call 12/15/25)	145	151,136
VRDN,3.20%, 06/15/49 (Put 12/15/23)(a)	10,000	10,000,000
VRDN,3.25%, 06/15/53 (Put 12/15/23)(a)	10,000	10,000,000
Series BB2, 4.00%, 06/15/24	2,080	2,090,202
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	6,850	6,853,531
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	935	950,989
Series CC, VRDN,3.20%, 06/15/41
(Put 12/15/23)(a)	1,700	1,700,000
Series CC-2, 5.00%, 06/15/25	860	886,406
Series CC-2, 5.00%, 06/15/27 (Call 12/15/25)	4,295	4,476,760
Series DD, 5.00%, 06/15/25	8,130	8,379,629
Series DD, VRDN,3.20%, 06/15/43
(Put 12/15/23)(a)	15,000	15,000,000
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	1,005	1,005,518
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/24 (SAW)	150	151,621
5.00%, 07/15/25 (SAW)	125	128,804
5.00%, 07/15/26 (SAW)	470	495,878
5.00%, 07/15/26 (ETM) (SAW)	1,565	1,648,868
5.00%, 07/15/27 (SAW)	75	80,896
5.00%, 07/15/27 (Call 07/15/25) (SAW)	150	154,933
Series B-1, 5.00%, 07/15/27 (SAW)	255	275,047
Series S, 4.00%, 07/15/24 (SAW)	310	311,663
Series S-1, 5.00%, 07/15/25 (SAW)	135	139,268
Series S-3, 5.00%, 07/15/24 (SAW)	1,485	1,501,050
Series S-3, 5.00%, 07/15/25 (SAW)	865	891,324
Series S-3, 5.00%, 07/15/27 (SAW)	200	215,723
Series S-4A, 5.00%, 07/15/27 (SAW)	60	64,717
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 08/01/25	550	559,489
5.00%, 05/01/24	455	458,366
5.00%, 11/01/24	16,950	17,239,701
5.00%, 02/01/25	340	347,521
5.00%, 08/01/25	2,115	2,185,466
5.00%, 11/01/25	11,135	11,568,338
5.00%, 05/01/26	2,700	2,836,390
5.00%, 08/01/26	985	1,040,825
5.00%, 11/01/26	32,770	34,835,575
5.00%, 11/01/26 (Call 05/01/24)	6,800	6,843,382

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
5.00%, 08/01/27	$3,020	$3,263,799
5.00%, 11/01/27	32,115	34,898,504
5.00%, 11/01/28	5,560	6,156,946
VRDN,3.40%, 08/01/41 (Put 12/01/23)(a)	4,420	4,420,000
Series A-1, 5.00%, 05/01/24	3,405	3,430,192
Series A-1, 5.00%, 08/01/24	2,330	2,358,113
Series A-1, 5.00%, 08/01/25	1,185	1,224,481
Series A-1, 5.00%, 11/01/25	3,170	3,293,366
Series A-1, 5.00%, 11/01/26	10,395	11,050,223
Series A-4, VRDN,3.25%, 08/01/45
(Put 12/01/23)(a)	15,000	15,000,000
Series C, 5.00%, 11/01/24	215	218,675
Series C, 5.00%, 11/01/25	1,410	1,464,872
Series C, 5.00%, 11/01/25 (Call 05/01/25)	955	981,283
Series C, 5.00%, 11/01/26	525	558,092
Series C, 5.00%, 11/01/26 (Call 05/01/25)	1,600	1,644,974
Series C, 5.00%, 11/01/26 (Call 11/01/25)	3,475	3,610,945
Series C-4, VRDN,3.25%, 11/01/36
(Put 12/01/23)(a)	8,900	8,900,000
New York City Transitional Finance Authority RB,
5.00%, 05/01/28	4,000	4,387,032
New York City Water & Sewer System RB
5.00%, 06/15/26 (PR 06/15/25)	55	56,675
Series AA1, VRDN,3.25%, 06/15/50
(Put 12/15/23)(a)	25,000	25,000,000
New York Power Authority RB
5.00%, 11/15/24 (AGM)	1,435	1,461,059
5.00%, 11/15/25 (AGM)	1,450	1,506,058
New York State Dormitory Authority RB
5.00%, 03/15/25	5,755	5,903,683
5.00%, 09/15/25	1,135	1,175,897
5.00%, 10/01/25	2,240	2,325,772
5.00%, 02/15/26	3,725	3,888,562
5.00%, 02/15/26 (ETM)	1,495	1,558,794
5.00%, 03/15/26	30	31,463
5.00%, 03/15/26 (ETM)	265	276,807
5.00%, 02/15/27	220	235,525
5.00%, 02/15/27 (ETM)	4,595	4,905,695
5.00%, 03/15/28	46,370	50,769,094
5.00%, 03/15/29	11,620	12,960,995
Series 1, 5.00%, 03/15/25	1,865	1,910,813
Series 2015, 5.00%, 03/15/26 (PR 09/15/25)	1,340	1,388,611
Series A, 5.00%, 02/15/24	2,975	2,986,157
Series A, 5.00%, 03/15/24	14,495	14,571,317
Series A, 5.00%, 07/01/24	2,010	2,031,934
Series A, 5.00%, 10/01/24 (SAW)	510	517,393
Series A, 5.00%, 02/15/25	485	496,096
Series A, 5.00%, 02/15/25 (PR 02/15/24)	4,425	4,440,270
Series A, 5.00%, 03/15/25	11,465	11,759,680
Series A, 5.00%, 03/15/25 (PR 03/15/24)	310	311,666
Series A, 5.00%, 03/15/26	5,740	6,017,011
Series A, 5.00%, 03/15/26 (PR 03/15/25)	2,045	2,096,793
Series A, 5.00%, 03/15/27	15,250	16,342,476
Series A, 5.00%, 03/15/28 (Call 09/15/26)	1,200	1,260,404
Series B, 5.00%, 02/15/24	1,145	1,149,294
Series B, 5.00%, 02/15/25	280	286,730
Series C, 5.00%, 03/15/24	6,905	6,942,441
Series C, 5.00%, 03/15/25	2,295	2,355,753
Series C, 5.00%, 03/15/25 (PR 03/15/24)	905	909,864
Series C, 5.00%, 03/15/26	505	530,353
Series C, 5.00%, 03/15/27	4,625	4,976,534
	Par
Security	(000)	Value

New York (continued)
Series D, 5.00%, 02/15/24	$8,585	$8,616,396
Series D, 5.00%, 02/15/25	7,040	7,207,629
Series D, 5.00%, 02/15/26	1,935	2,025,464
Series E, 5.00%, 03/15/24	2,795	2,810,023
Series E, 5.00%, 02/15/25	2,850	2,918,501
Series E, 5.00%, 03/15/25	300	307,598
Series E, 5.00%, 03/15/26	14,425	15,127,233
Series E, 5.00%, 03/15/26 (PR 09/15/25)	3,090	3,204,280
New York State Environmental Facilities Corp. RB
4.00%, 06/15/26	25	25,794
5.00%, 06/15/24	425	429,595
5.00%, 06/15/25	2,025	2,091,176
5.00%, 09/15/25 (Call 03/15/25)	1,590	1,634,316
5.00%, 06/15/26 (Call 06/15/24)	415	418,808
5.00%, 06/15/27	7,245	7,831,160
New York State Thruway Authority RB
5.00%, 01/01/27 (Call 01/01/26)	500	513,300
Series A-1, 5.00%, 03/15/25	4,935	5,049,965
Series A-1, 5.00%, 03/15/26	5,025	5,262,131
Series J, 5.00%, 01/01/24	740	740,984
Series J, 5.00%, 01/01/25 (Call 01/01/24)	2,620	2,623,675
Series K, 5.00%, 01/01/24	390	390,519
Series L, 5.00%, 01/01/24	165	165,219
Series L, 5.00%, 01/01/26	1,150	1,197,528
New York State Urban Development Corp RB, 5.00%, 03/15/26	5,070	5,310,582
New York State Urban Development Corp. RB
5.00%, 03/15/24	5,235	5,262,459
5.00%, 03/15/25	6,865	7,042,440
5.00%, 03/15/25 (ETM)	25	25,598
5.00%, 03/15/25 (PR 03/15/24)	130	130,677
5.00%, 03/15/26	25,155	26,353,437
5.00%, 03/15/27	4,020	4,302,352
5.00%, 09/15/27	12,545	13,579,971
5.00%, 09/15/27 (ETM)	12,535	13,548,980
5.00%, 09/15/28	33,000	36,422,120
Series A, 5.00%, 03/15/24	8,270	8,313,377
Series A, 5.00%, 03/15/25	905	928,104
Series A, 5.00%, 03/15/28 (PR 03/15/27)	2,505	2,695,398
Series A-2, 5.50%, 03/15/24 (NPFGC)	3,835	3,860,413
Series C-1, 5.00%, 03/15/26	1,010	1,058,347
Series C-1, 5.00%, 03/15/27	11,400	12,200,700
Series E, 5.00%, 03/15/24	4,110	4,131,558
Series E, 5.00%, 03/15/25	5,175	5,305,141
Series E, 5.00%, 03/15/26	10,000	10,478,681
Port Authority of New York & New Jersey RB
4.00%, 12/01/23	1,335	1,335,000
4.00%, 12/01/25	355	362,327
4.00%, 12/01/26	415	429,365
4.00%, 12/01/27	665	695,851
5.00%, 11/15/26	575	610,992
5.00%, 07/15/27	510	548,453
5.00%, 10/15/27 (Call 10/15/25)	345	355,991
5.00%, 12/01/28	5,835	6,428,789
Series 179, 5.00%, 12/01/23	220	220,000
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	1,065	1,065,499
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	215	220,085
Series 194, 5.00%, 10/15/25	1,050	1,089,416
Series 195, 5.00%, 10/15/26 (Call 10/15/25)	270	278,701
Series 205, 5.00%, 11/15/24	710	722,960
Series 205, 5.00%, 11/15/25	1,220	1,268,107

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/24	$1,320	$1,341,846
Series A, 5.00%, 10/15/25 (PR 10/15/24)	375	381,206
Triborough Bridge & Tunnel Authority RB
4.00%, 05/15/26	5,000	5,141,149
5.00%, 08/15/24	10,000	10,122,442
5.00%, 11/15/27	9,000	9,795,580
5.00%, 11/15/27 (Call 08/15/27)	11,270	12,156,319
5.00%, 05/15/28	3,500	3,852,389
5.00%, 11/15/28	485	537,949
5.00%, 11/15/28 (Call 08/15/28)	5,000	5,487,348
Series A, 5.00%, 11/15/24	675	687,448
Series A, 5.00%, 11/01/25	2,480	2,571,830
Series A-2, VRDN,2.00%, 05/15/45
(Put 05/15/24)(a)	1,925	1,906,654
Series A-2, VRDN,2.00%, 05/15/45
(Put 05/15/26)(a)	1,950	1,861,760
Series B, 5.00%, 11/15/25	4,410	4,587,296
Series B-2, VRDN,5.00%, 05/15/50
(Put 05/15/26)(a)	2,000	2,073,643
Series C 1A, 5.00%, 05/15/25	3,500	3,599,077
Series C-1, 5.00%, 11/15/25	5,520	5,741,922
Series C-1, 5.00%, 11/15/26	4,935	5,255,437
Series C-1B, VRDN,5.00%, 05/15/51
(Put 05/15/26)(a)	2,500	2,592,053
Utility Debt Securitization Authority RB
5.00%, 12/15/26 (Call 12/15/24)	5,000	5,106,955
5.00%, 12/15/27 (Call 12/15/25)	3,500	3,645,361
5.00%, 12/15/28 (Call 06/15/26)	1,555	1,633,371
5.00%, 12/15/28 (Call 12/15/26)	3,000	3,191,045
Series A, 5.00%, 12/15/25 (Call 12/15/24)	455	455,235
Series A, 5.00%, 06/15/28 (Call 06/15/26)	4,955	5,204,730
		1,104,422,173
North Carolina — 3.0%
City of Charlotte NC COP, Series B, 5.00%, 12/01/25	2,295	2,386,458
City of Charlotte NC GO
Series A, 5.00%, 07/01/24	420	424,655
Series A, 5.00%, 06/01/26	1,380	1,453,236
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/24	225	227,455
5.00%, 07/01/27 (Call 07/01/25)	1,500	1,545,450
City of Greensboro NC GO, 5.00%, 10/01/28	2,360	2,613,701
City of Raleigh NC GO
5.00%, 09/01/26	3,090	3,273,265
Series A, 5.00%, 09/01/25	80	82,744
City of Raleigh NC RB, 5.00%, 06/01/25	125	128,621
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/26	5,045	5,312,735
County of Forsyth NC GO, 4.00%, 03/01/26	130	133,211
County of Guilford NC, 5.00%, 03/01/27	1,000	1,071,596
County of Guilford NC GO
5.00%, 03/01/24	4,410	4,429,626
5.00%, 03/01/25	5,030	5,151,725
5.00%, 05/01/26	70	73,569
Series B, 5.00%, 05/01/27	1,500	1,613,304
County of Johnston NC GO, 4.00%, 02/01/26	20	20,470
County of Mecklenburg NC GO
5.00%, 03/01/24	1,600	1,607,160
5.00%, 04/01/25	30	30,783
5.00%, 03/01/26	1,150	1,203,962
	Par
Security	(000)	Value

North Carolina (continued)
5.00%, 12/01/26	$1,780	$1,897,114
5.00%, 04/01/28 (Call 04/01/25)	5,000	5,123,495
Series A, 5.00%, 12/01/24	570	580,926
Series A, 5.00%, 04/01/27	55	59,046
County of Wake NC GO
5.00%, 04/01/24	11,020	11,087,268
5.00%, 03/01/26	80	83,754
5.00%, 04/01/26	5,845	6,131,074
5.00%, 04/01/27	1,245	1,336,580
5.00%, 05/01/27	10,615	11,416,811
5.00%, 05/01/28	2,515	2,762,742
Series A, 5.00%, 03/01/24	7,170	7,202,259
Series A, 5.00%, 03/01/25	360	368,801
Series A, 5.00%, 02/01/27	10,725	11,471,981
Series A, 5.00%, 03/01/27	2,625	2,812,939
Series C, 5.00%, 03/01/24	4,020	4,038,086
Series C, 5.00%, 03/01/25	2,635	2,699,416
County of Wake NC RB, 5.00%, 03/01/26	1,675	1,751,737
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	1,480	1,534,260
Series B, 5.00%, 10/01/55 (PR 10/01/25)	13,875	14,383,689
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/24	900	901,059
Series A, 5.00%, 01/01/26	625	647,252
Series A, 5.00%, 01/01/27 (Call 01/01/26)	1,810	1,876,707
North Carolina Turnpike Authority RB, 5.00%, 01/01/25	1,000	1,016,822
State of North Carolina GO
5.00%, 06/01/24	7,805	7,878,983
5.00%, 06/01/28	10,335	11,371,939
Series A, 5.00%, 06/01/25	1,215	1,251,637
Series A, 5.00%, 06/01/26	23,500	24,752,933
Series A, 5.00%, 06/01/27	2,235	2,408,276
Series B, 5.00%, 06/01/24	19,450	19,634,365
Series B, 5.00%, 06/01/25	1,320	1,359,803
Series B, 5.00%, 06/01/27	9,760	10,516,675
State of North Carolina RB
4.00%, 05/01/24	1,925	1,932,051
5.00%, 03/01/24	1,805	1,812,856
5.00%, 05/01/24	9,670	9,744,307
5.00%, 03/01/25	4,880	4,995,691
5.00%, 05/01/25 (Call 05/01/24)	5,000	5,040,847
5.00%, 03/01/26	1,770	1,848,735
5.00%, 05/01/26	240	251,952
5.00%, 05/01/27	210	225,437
5.00%, 05/01/28	2,650	2,904,096
Series A, 5.00%, 05/01/24	3,395	3,421,088
Series A, 5.00%, 05/01/26	410	430,418
Series B, 5.00%, 05/01/24	495	498,804
Series B, 5.00%, 06/01/24	6,020	6,076,180
Series B, 5.00%, 05/01/25	10,505	10,797,965
Series B, 5.00%, 06/01/25	3,535	3,640,025
Series B, 5.00%, 05/01/27	875	939,320
Series B, 5.00%, 05/01/28 (Call 05/01/27)	3,720	3,993,107
Series C, 5.00%, 05/01/24	730	735,610
Series C, 5.00%, 05/01/26 (Call 05/01/24)	535	538,730
Series C, 5.00%, 05/01/27 (Call 05/01/24)	120	120,851
Town of Cary NC, 5.00%, 09/01/26	4,590	4,862,228
University of North Carolina at Charlotte (The) RB,
5.00%, 04/01/28 (PR 04/01/25)	1,375	1,410,154
		269,362,607

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Ohio — 2.6%
American Municipal Power Inc. RB
5.00%, 02/15/24	$2,310	$2,318,402
5.00%, 02/15/25	1,605	1,642,558
Cincinnati City School District COP, 5.00%, 12/15/29
(PR 12/15/24)	1,550	1,577,840
City of Columbus, 5.00%, 04/01/28	1,680	1,845,319
City of Columbus OH GO
4.00%, 04/01/27	155	161,201
5.00%, 04/01/25	4,760	4,884,200
5.00%, 04/01/26	825	865,188
5.00%, 04/01/27	810	869,315
5.00%, 07/01/27 (Call 07/01/26)	815	858,350
5.00%, 08/15/28	7,040	7,790,518
Series 1, 5.00%, 07/01/25	655	675,635
Series 1, 5.00%, 07/01/26	845	891,364
Series 2017-1, 5.00%, 04/01/24	9,235	9,291,975
Series 3, 5.00%, 02/15/27	5,195	5,559,955
Series A, 4.00%, 04/01/25	265	268,499
Series A, 5.00%, 07/01/24	130	131,441
Series A, 5.00%, 04/01/25	3,000	3,078,277
Series A, 5.00%, 04/01/26	3,060	3,209,061
Series A, 5.00%, 04/01/27	3,000	3,219,685
County of Cuyahoga OH RB, 5.00%, 12/01/32
(PR 12/01/24)	3,390	3,453,649
County of Hamilton OH Sewer System Revenue RB,
Series A, 5.00%, 12/01/25	1,295	1,346,607
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49 (PR 11/15/24)	4,525	4,559,526
5.00%, 11/15/31 (PR 11/15/24)	1,200	1,220,262
5.00%, 11/15/32 (PR 11/15/24)	2,640	2,684,577
5.00%, 11/15/39 (PR 11/15/24)	2,240	2,277,823
5.00%, 11/15/49 (PR 11/15/24)	1,655	1,682,945
Ohio State University (The) RB
5.00%, 12/01/25	1,700	1,763,400
5.00%, 12/01/26	905	961,327
Ohio Water Development Authority RB
5.00%, 06/01/24	185	186,690
5.00%, 06/01/25	1,500	1,543,457
5.00%, 06/01/26	1,970	2,074,060
5.00%, 06/01/27 (Call 12/01/26)	150	159,114
5.00%, 06/01/28 (Call 03/01/28)	8,745	9,535,488
5.00%, 12/01/28	2,000	2,216,306
Series A, 5.00%, 06/01/25	1,650	1,697,803
Series B, 5.00%, 12/01/24	1,020	1,039,051
Ohio Water Development Authority Water Pollution
Control Loan Fund RB
5.00%, 12/01/23	3,580	3,580,000
5.00%, 06/01/27	165	177,450
Series 2015A, 5.00%, 06/01/24	430	433,929
Series 2015-A, 5.00%, 12/01/23	410	410,000
Series 2015-A, 5.00%, 12/01/24	1,680	1,711,543
Series 2015-A, 5.00%, 12/01/25	2,605	2,709,838
Princeton City School District GO
4.00%, 12/01/31 (PR 12/01/24)	3,255	3,284,560
4.00%, 12/01/32 (PR 12/01/24)	3,000	3,027,244
4.00%, 12/01/33 (PR 12/01/24)	4,125	4,162,461
4.00%, 12/01/34 (PR 12/01/24)	2,100	2,119,071
State of Ohio GO
4.00%, 06/15/25	3,375	3,429,494
4.00%, 06/15/26	2,800	2,879,194
5.00%, 05/01/24	75	75,589
	Par
Security	(000)	Value

Ohio (continued)
5.00%, 06/15/24	$1,615	$1,631,524
5.00%, 08/01/25	7,325	7,572,662
5.00%, 08/01/25 (ETM)	20	20,653
5.00%, 09/15/25	3,370	3,493,214
5.00%, 03/01/26	40	41,824
5.00%, 05/01/26 (PR 05/01/25)	8,755	8,994,272
5.00%, 11/01/26 (PR 05/01/25)	5,000	5,139,440
5.00%, 03/01/27	1,865	1,994,930
5.00%, 03/15/27 (Call 03/15/24)	3,335	3,351,173
5.00%, 05/01/27 (PR 05/01/25)	9,815	10,083,241
5.00%, 06/15/27	335	360,577
5.00%, 03/01/28	2,155	2,354,014
5.00%, 05/01/28 (PR 05/01/24)	5,255	5,293,451
Series A, 5.00%, 12/15/23	5,625	5,628,181
Series A, 5.00%, 09/01/24	105	106,510
Series A, 5.00%, 09/15/24	340	345,154
Series A, 5.00%, 12/15/24	6,705	6,840,904
Series A, 5.00%, 05/01/25	1,385	1,424,205
Series A, 5.00%, 09/15/25	580	601,206
Series A, 5.00%, 05/01/26	6,215	6,523,022
Series A, 5.00%, 06/15/26	280	294,710
Series A, 5.00%, 02/01/38 (PR 02/01/26)	8,020	8,382,078
Series B, 5.00%, 08/01/24	2,110	2,136,842
Series B, 5.00%, 09/15/24	1,065	1,081,145
Series B, 5.00%, 09/15/25	6,005	6,224,555
Series B, 5.00%, 09/15/26	680	719,890
Series C, 5.00%, 08/01/25	3,125	3,230,658
Series C, 5.00%, 03/15/26	3,200	3,348,841
Series C, 5.00%, 08/01/26	200	211,124
Series C, 5.00%, 08/01/27	35	37,775
Series U, 5.00%, 05/01/25	2,625	2,699,673
Series U, 5.00%, 05/01/26	9,145	9,598,236
Series U, 5.00%, 05/01/27	255	273,745
Serise A, 5.00%, 06/15/24	75	75,767
State of Ohio RB
5.00%, 12/15/23	375	375,206
5.00%, 12/15/25	145	150,761
5.00%, 12/15/26	75	79,755
5.00%, 10/01/28	1,100	1,209,864
Series 1, 5.00%, 12/15/23	920	920,506
Series A, 5.00%, 04/01/26	225	235,443
Upper Arlington City School District GO, Series A,
5.00%, 12/01/48 (PR 12/01/27)	4,125	4,485,902
		233,113,874
Oklahoma — 0.2%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27 (Call 12/01/26)	295	312,056
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/25	2,465	2,533,060
Oklahoma Municipal Power Authority RB, Series A,
5.00%, 01/01/26 (AGM)	6,000	6,228,313
Oklahoma Turnpike Authority RB
5.00%, 01/01/26	810	845,307
5.00%, 01/01/28	5,060	5,489,183
Series D, 5.00%, 01/01/24	760	760,982
Oklahoma Water Resources Board RB
5.00%, 04/01/24	125	125,735
5.00%, 04/01/24 (OK CERF)	250	251,469
5.00%, 04/01/25	115	117,970

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oklahoma (continued)
5.00%, 04/01/26 (OK CERF)	$575	$602,480
		17,266,555
Oregon — 1.9%
City of Portland OR GOL, Series A, 5.00%, 06/01/26	2,665	2,805,772
City of Portland OR Sewer System Revenue RB,
Series A, 5.00%, 06/01/26 (Call 06/01/25)	5,350	5,502,231
City of Portland OR Water System Revenue RB,
Series B, 5.00%, 05/01/26	600	630,452
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/29 (PR 06/15/25) (GTD)	1,200	1,235,824
Multnomah County School District No. 1
Portland/OR GO
5.00%, 06/15/24 (GTD)	13,600	13,733,405
5.00%, 06/15/25 (GTD)	11,300	11,636,683
5.00%, 06/15/28 (GTD)	15,090	16,549,007
Multnomah County School District No. 7 Reynolds,
0.00%, 06/15/36 (PR 06/15/25) (GTD)(b)	8,500	4,986,052
Oregon State Lottery RB
5.00%, 04/01/26 (Call 04/01/24)	1,700	1,710,266
Series A, 5.00%, 04/01/26 (Call 04/01/25) (MO)	1,575	1,616,026
Series C, 5.00%, 04/01/24	4,720	4,748,195
Series D, 5.00%, 04/01/26 (Call 04/01/25) (MO)	5,595	5,740,740
Portland Community College District GO
5.00%, 06/15/25	1,615	1,663,119
5.00%, 06/15/27 (Call 06/15/26)	175	183,991
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/24	1,055	1,074,258
Series A, 5.00%, 11/15/25	635	660,284
Series A, 5.00%, 11/15/25 (Call 11/15/24)	835	850,611
Series A, 5.00%, 11/15/26	1,080	1,147,917
Series A, 5.00%, 11/15/29 (PR 11/15/24)	1,705	1,734,590
Series A, 5.00%, 11/15/30 (PR 11/15/24)	2,340	2,380,610
Series A, 5.00%, 11/15/31 (PR 11/15/24)	2,500	2,543,387
State of Oregon GO
5.00%, 05/01/24	2,090	2,106,487
5.00%, 06/01/24	325	328,112
5.00%, 05/01/25	2,345	2,412,036
5.00%, 08/01/25	25	25,853
5.00%, 05/01/26	3,625	3,810,711
5.00%, 05/01/27	6,125	6,585,585
5.00%, 05/01/27 (Call 05/01/25)	7,140	7,323,768
5.00%, 06/01/27	3,080	3,317,720
5.00%, 05/01/28	8,245	9,053,574
5.00%, 06/01/28	3,630	3,992,591
5.00%, 08/01/40 (PR 08/01/25)	7,005	7,238,387
Series A, 5.00%, 05/01/24	3,845	3,875,331
Series H, 5.00%, 05/01/24	85	85,671
Series I, 5.00%, 08/01/24	330	334,241
Series N, 5.00%, 05/01/26	2,785	2,927,677
Washington & Multnomah Counties School District
No. 48J Beaverton GO
5.00%, 06/15/27 (PR 06/15/24) (GTD)	3,850	3,887,914
5.00%, 06/15/28 (PR 06/15/24) (GTD)	5,000	5,049,238
5.00%, 06/15/31 (PR 06/15/24) (GTD)	11,315	11,426,427
5.00%, 06/15/33 (PR 06/15/24) (GTD)	8,045	8,124,225
5.00%, 06/15/34 (PR 06/15/24) (GTD)	8,120	8,199,963
		173,238,931
Pennsylvania — 2.5%
City of Philadelphia PA GO
5.00%, 07/15/26 (PR 01/15/24)	3,000	3,005,586
	Par
Security	(000)	Value

Pennsylvania (continued)
5.00%, 02/01/28	$2,000	$2,161,534
Series A, 5.00%, 05/01/24	1,840	1,851,664
Series A, 5.00%, 08/01/24	3,870	3,910,116
Series A, 5.00%, 08/01/25	2,165	2,225,427
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 07/01/28 (Call 07/01/25)	2,640	2,698,381
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 07/01/45 (PR 07/01/24)	4,000	4,041,591
Commonwealth of Pennsylvania GO
3.20%, 03/01/29 (Call 03/01/28)	5,000	4,989,231
5.00%, 05/15/24	14,930	15,056,167
5.00%, 05/01/25	5,000	5,139,440
5.00%, 02/01/26	1,025	1,071,495
5.00%, 03/01/27	26,075	27,883,210
5.00%, 05/01/27	100	107,317
5.00%, 10/01/27	14,800	16,000,160
5.00%, 03/01/28	25,220	27,465,261
First Series, 5.00%, 01/01/24	5,110	5,116,875
First Series, 5.00%, 03/01/24	12,295	12,350,016
First Series, 5.00%, 03/15/24	455	457,374
First Series, 5.00%, 06/15/24	1,650	1,666,621
First Series, 5.00%, 07/01/24	1,175	1,187,822
First Series, 5.00%, 08/15/24	2,140	2,168,428
First Series, 5.00%, 09/15/24	1,555	1,578,210
First Series, 5.00%, 02/01/25 (AGM)	1,120	1,145,290
First Series, 5.00%, 09/15/25	2,540	2,631,523
First Series, 5.00%, 01/01/26	2,590	2,702,362
First Series, 5.00%, 09/15/26	445	472,086
First Series, 5.00%, 01/01/27	1,555	1,656,982
Second Series, 5.00%, 01/15/24	1,245	1,247,307
Second Series, 5.00%, 09/15/24	1,150	1,167,165
Second Series, 5.00%, 10/15/24 (Call 04/15/24)	680	680,940
Second Series, 5.00%, 01/15/25	3,545	3,621,799
Second Series, 5.00%, 09/15/25	1,105	1,144,816
Second Series, 5.00%, 10/15/25 (Call 10/15/24)	485	485,723
County of Montgomery PA GOL
5.00%, 07/01/25	3,190	3,289,500
5.00%, 07/01/26	2,260	2,386,312
Delaware River Port Authority RB
5.00%, 01/01/34 (PR 01/01/24)	4,005	4,010,051
Series B, 5.00%, 01/01/24	1,110	1,111,468
Series B, 5.00%, 01/01/25	700	714,157
Series B, 5.00%, 01/01/26	1,085	1,127,618
Pennsylvania State University (The) RB, Series EE,
5.00%, 03/01/25	770	788,919
Pennsylvania Turnpike Commission RB
5.00%, 12/01/24	500	508,847
5.00%, 06/01/25	3,000	3,082,931
5.00%, 12/01/25	245	254,522
5.00%, 12/01/26	750	792,261
5.00%, 06/01/27 (Call 06/01/26)	19,700	20,561,843
Series A, 5.00%, 12/01/23	15	15,000
Series A-1, 5.00%, 12/01/23	295	295,000
Series A2, 5.00%, 12/01/25	1,300	1,350,527
Series A-2, 5.00%, 12/01/26	935	991,814
Series C, 5.00%, 12/01/43 (PR 12/01/23)	10,250	10,250,000
Township of Lower Merion PA GO, Series A, 5.00%,
01/15/25	1,380	1,408,067

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pennsylvania (continued)
University of Pittsburgh-of the Commonwealth
System of Higher Education RB, 4.00%, 04/15/26
(Call 02/15/26)	$13,690	$14,000,273
		226,027,029
Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
5.00%, 05/15/28	3,200	3,470,334
Series A, 5.00%, 06/15/24	4,420	4,458,001
		7,928,335
South Carolina — 0.8%
Beaufort County School District/SC GO
5.00%, 03/01/24 (SCSDE)	10,160	10,203,728
5.00%, 03/01/28 (SCSDE)	4,155	4,545,699
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/24 (Call 06/01/24)	1,080	1,080,000
5.00%, 12/01/26 (Call 12/01/24)	4,625	4,625,000
5.00%, 12/01/27 (PR 12/01/23)	2,600	2,600,000
5.00%, 12/01/28	1,545	1,704,497
City of Charleston SC Waterworks & Sewer System
Revenue RB
5.00%, 01/01/31 (PR 01/01/25)	1,120	1,142,890
5.00%, 01/01/32 (PR 01/01/25)	2,000	2,040,875
5.00%, 01/01/33 (PR 01/01/25)	4,160	4,245,020
5.00%, 01/01/34 (PR 01/01/25)	2,510	2,561,298
City of Columbia SC Waterworks & Sewer System Revenue RB, 5.00%, 02/01/27	70	74,634
County of Charleston SC GO, 5.00%, 11/01/26	3,000	3,190,828
County of Richland SC GO, Series A, 5.00%, 03/01/27	290	310,763
Greenville County School District RB, 5.00%, 12/01/28	2,500	2,758,085
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/26	625	653,289
Series B, 5.00%, 12/01/24	1,000	1,012,317
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/24	2,425	2,462,735
Series A, 5.00%, 10/01/25	1,645	1,705,012
Series B, 5.00%, 10/01/26	8,620	9,120,719
Series-B, 5.00%, 10/01/25	6,245	6,472,828
State of South Carolina GO
5.00%, 04/01/24 (SAW)	25	25,149
Series A, 5.00%, 04/01/24	10,715	10,778,657
		73,314,023
Tennessee — 1.3%
City of Memphis TN Electric System Revenue RB,
5.00%, 12/01/34 (PR 12/01/24)	1,000	1,017,302
City of Memphis TN GO
5.00%, 05/01/24	4,950	4,987,431
5.00%, 06/01/25	6,260	6,436,741
County of Hamilton TN GO
5.00%, 12/01/24	2,435	2,480,957
Series A, 5.00%, 04/01/24	1,940	1,951,589
Series A, 5.00%, 01/01/26	6,960	7,259,083
County of Montgomery TN GO
5.00%, 04/01/25	160	164,070
5.00%, 04/01/27	215	230,107
5.00%, 06/01/27	2,275	2,443,511
County of Shelby TN GO
5.00%, 04/01/25	565	579,891
Series A, 5.00%, 04/01/25	5,520	5,665,482
	Par
Security	(000)	Value

Tennessee (continued)
County of Williamson TN GO, 5.00%, 05/01/27	$2,765	$2,973,856
County of Wilson TN GO, 5.00%, 04/01/24	1,505	1,514,138
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/24	245	247,049
Metropolitan Government of Nashville & Davidson
County TN GO
4.00%, 01/01/26	7,725	7,885,183
5.00%, 01/01/24	4,710	4,716,444
5.00%, 01/01/26	320	333,357
5.00%, 07/01/26	445	468,849
5.00%, 01/01/27	2,210	2,355,612
5.00%, 07/01/27	2,075	2,235,522
Series C, 5.00%, 01/01/26	5,000	5,208,695
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series B, 5.00%, 07/01/24	405	409,373
Series B, 5.00%, 07/01/25	835	860,003
Series B, 5.00%, 07/01/26	1,575	1,659,410
State of Tennessee GO
5.00%, 02/01/25	1,000	1,022,121
5.00%, 08/01/25	1,575	1,626,439
5.00%, 09/01/25	25	25,862
5.00%, 08/01/26	720	760,427
5.00%, 08/01/29 (PR 08/01/25)	3,000	3,099,952
5.00%, 08/01/31 (PR 08/01/25)	3,010	3,110,285
Series A, 5.00%, 08/01/24	475	480,825
Series A, 5.00%, 08/01/25	120	123,919
Series A, 5.00%, 08/01/26	30	31,684
Series A, 5.00%, 09/01/26	2,420	2,560,897
Series A, 5.00%, 11/01/26	2,445	2,597,705
Series A, 5.00%, 08/01/27 (Call 08/01/26)	2,980	3,153,933
Series A, 5.00%, 11/01/27	3,080	3,342,181
Series A, 5.00%, 08/01/28 (PR 08/01/25)	2,230	2,304,297
Series A, 5.00%, 08/01/30 (PR 08/01/25)	1,065	1,100,483
Series B, 5.00%, 08/01/24	20	20,245
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,060	3,238,603
Tennessee State School Bond Authority
5.00%, 11/01/24 (ST INTERCEPT)	3,440	3,496,934
5.00%, 11/01/25 (ST INTERCEPT)	3,845	3,991,728
5.00%, 11/01/27	100	108,435
Tennessee State School Bond Authority RB
5.00%, 11/01/27 (ST INTERCEPT)	6,255	6,782,610
5.00%, 11/01/29 (PR 11/01/25) (ST INTERCEPT)	5,470	5,678,740
		112,741,960
Texas — 9.4%
Alamo Community College District GOL, 5.00%, 02/15/27	2,965	3,167,658
Allen Independent School District GO, 5.00%, 02/15/25 (PSF)	1,170	1,196,267
Arlington Independent School District/TX, 5.00%, 02/15/27 (PSF)	685	730,953
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	500	506,098
5.00%, 08/01/25 (PSF)	1,535	1,584,880
5.00%, 08/01/26 (PSF)	965	1,014,369
5.00%, 08/01/27	1,350	1,455,071
5.00%, 08/01/27 (PSF)	80	86,169
5.00%, 08/01/28 (PSF)	6,900	7,572,468

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Board of Regents of the University of Texas System RB
5.00%, 08/15/27	$100	$108,165
5.00%, 08/15/27 (Call 08/15/26)	155	164,239
5.00%, 08/15/28	245	270,320
Series A, 5.00%, 08/15/28	5,060	5,582,930
Series B, 5.00%, 08/15/25	675	698,069
Series B, 5.00%, 08/15/26	6,915	7,321,071
Series B, VRDN,3.30%, 08/01/33 (Put 12/01/23)(a)	10,000	10,000,000
Series C, 5.00%, 08/15/24	400	405,314
Series C, 5.00%, 08/15/25	3,130	3,236,972
Series C, 5.00%, 08/15/26	4,990	5,283,029
Series D, 5.00%, 08/15/24	4,635	4,696,573
Series E, 5.00%, 08/15/24	205	207,723
Series E, 5.00%, 08/15/26	910	963,438
Series E, 5.00%, 08/15/27	135	146,022
Series I, 5.00%, 08/15/24	2,520	2,553,476
Series J, 5.00%, 08/15/24	3,205	3,247,576
Series J, 5.00%, 08/15/25	385	398,158
Series J, 5.00%, 08/15/26	4,370	4,626,620
Central Texas Regional Mobility Authority RB
5.00%, 01/01/24	3,200	3,203,595
Series A, 5.00%, 01/01/40 (PR 07/01/25)	5,330	5,490,431
Series A, 5.00%, 01/01/45 (PR 07/01/25)	13,025	13,417,047
Central Texas Turnpike System, 0.00%, 08/15/24(b)	2,505	2,448,188
City of Austin TX Electric Utility Revenue RB, 5.00%, 11/15/26	3,310	3,513,329
City of Austin TX GOL
5.00%, 09/01/24	8,750	8,871,930
5.00%, 09/01/25	495	512,147
5.00%, 09/01/25 (ETM)	5	5,151
5.00%, 09/01/26 (Call 09/01/25)	2,300	2,373,826
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/26	2,025	2,152,345
5.00%, 11/15/28	1,870	2,063,194
5.00%, 11/15/28 (Call 11/15/27)	1,800	1,945,520
City of Dallas TX Waterworks & Sewer System Revenue RB, 5.00%, 10/01/25	14,945	15,430,937
City of Fort Worth TX Water & Sewer System Revenue RB
Series A, 5.00%, 02/15/24	7,000	7,024,761
Series A, 5.00%, 02/15/26	335	350,078
City of Frisco TX GOL, Series A, 5.00%, 02/15/24	1,255	1,259,514
City of Houston Combined Utility System Revenue,
0.00%, 12/01/27 (AGM)(b)	2,000	1,749,931
City of Houston TX Airport System Revenue RB,
Series D, 5.00%, 07/01/25	875	898,752
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/24	3,765	3,795,641
Series C, 5.00%, 11/15/24	1,095	1,114,267
Series C, 5.00%, 05/15/25 (Call 05/15/24)	5,315	5,361,117
Series C, 5.00%, 05/15/26 (Call 05/15/24)	13,500	13,599,047
City of Houston TX GOL
5.00%, 03/01/27 (PR 03/01/24)	6,000	6,025,531
5.00%, 03/01/28 (Call 03/01/26)	19,700	20,569,517
Series A, 5.00%, 03/01/24	1,055	1,059,541
City of Lewisville TX Waterworks & Sewer System Revenue RB, 4.00%, 02/15/24	1,235	1,236,873
	Par
Security	(000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems
Revenue RB, Series REF, 5.25%, 02/01/24	$6,000	$6,018,342
City of San Antonio TX
5.00%, 08/01/24	85	86,037
5.00%, 08/01/27	125	135,000
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	1,405	1,434,305
Series A, VRDN,1.75%, 02/01/33 (Put 12/01/24)(a)	215	210,438
City of San Antonio TX GOL
5.00%, 02/01/24	465	466,315
5.00%, 08/01/24	2,865	2,899,944
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	960	982,236
Conroe Independent School District GO
5.00%, 02/15/24 (PSF)	3,380	3,392,159
5.00%, 02/15/25 (PSF)	2,165	2,215,147
5.00%, 02/15/26 (PSF)	3,570	3,729,905
5.00%, 02/15/28 (PSF)	9,750	10,637,243
Series A, 5.00%, 02/15/27 (PSF)	5,975	6,383,391
Coppell Independent School District GO, 5.00%, 08/15/25 (PSF)	5,995	6,189,810
County of Collin TX GOL, 5.00%, 02/15/26	2,225	2,323,693
County of Dallas TX GOL, 5.00%, 08/15/25	3,325	3,433,606
County of Harris TX GO
5.00%, 10/01/24	8,135	8,262,256
Series A, 5.00%, 10/01/25	2,320	2,405,057
County of Harris TX RB, 5.00%, 08/15/26
(Call 08/15/25)	670	688,329
County of Williamson TX GO
4.00%, 02/15/31 (PR 02/15/24)	4,615	4,621,968
4.00%, 02/15/32 (PR 02/15/24)	4,805	4,812,255
5.00%, 02/15/26	1,505	1,572,084
County of Williamson TX GOL
4.00%, 02/15/26	10,000	10,212,974
4.00%, 02/15/27	5,000	5,168,038
4.00%, 02/15/28	10,000	10,438,833
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	675	677,361
5.00%, 02/15/25 (PSF)	2,480	2,535,971
5.00%, 02/15/26 (PSF)	5,125	5,348,986
5.00%, 02/15/27	300	320,031
5.00%, 02/15/27 (PSF)	410	437,375
5.00%, 02/15/27 (Call 02/15/25) (PSF)	7,430	7,454,156
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,175	1,228,342
Series A, 5.00%, 02/15/24 (PSF)	2,555	2,563,936
Series A, 5.00%, 02/15/26 (PSF)	3,905	4,075,666
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	975	978,170
Dallas Area Rapid Transit RB
5.00%, 12/01/23	2,035	2,035,000
5.00%, 12/01/25	1,165	1,211,886
5.00%, 12/01/27	7,000	7,612,440
Series A, 5.00%, 12/01/24	275	279,731
Series A, 5.00%, 12/01/26 (PR 12/01/25)	1,280	1,328,743
Dallas College GOL
5.00%, 02/15/27	3,000	3,206,000
5.00%, 02/15/28	2,590	2,826,764
Dallas Fort Worth International Airport RB
5.00%, 11/01/25	2,525	2,615,641
5.00%, 11/01/26	1,590	1,684,731
5.00%, 11/01/28	7,650	8,434,285

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Series A, 5.00%, 11/01/24	$3,895	$3,957,360
Series A, 5.00%, 11/01/26	630	667,535
Dallas Independent School District GO
4.00%, 02/15/24 (PSF)	8,230	8,243,625
4.00%, 02/15/27 (PSF)	7,180	7,412,421
4.00%, 08/15/33 (PR 08/15/24) (PSF)	4,635	4,660,270
5.00%, 02/15/26 (Call 02/15/25) (PSF)	750	764,864
5.00%, 02/15/28 (PSF)	2,000	2,178,679
5.00%, 08/15/32 (PR 08/15/24) (PSF)	4,500	4,555,277
5.00%, 08/15/34 (PR 08/15/24) (PSF)	2,000	2,024,567
Denton Independent School District GO, 5.00%, 08/15/28 (PSF)	750	825,071
Fort Bend Independent School District GO
5.00%, 08/15/25 (PSF)	550	567,872
Series C, 5.00%, 08/15/25 (PSF)	375	387,186
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	1,045	1,069,329
Grand Parkway Transportation Corp. RB, 5.00%, 10/01/52 (Put 01/01/28)	2,800	2,996,028
Harris County Toll Road Authority (The) RB, 5.00%, 08/15/25	3,760	3,880,290
Houston Independent School District GOL, 5.00%, 02/15/25 (PSF)	1,675	1,713,201
Irving Independent School District GO, 5.00%, 02/15/25 (PSF)	2,000	2,044,426
Katy Independent School District GO
5.00%, 02/15/28 (Call 02/15/27) (PSF)	5,080	5,413,908
Series B, 5.00%, 02/15/27 (PSF)	2,000	2,135,434
Series D, 5.00%, 02/15/24 (PSF)	5,235	5,252,995
Keller Independent School District/TX GO, 5.00%, 08/15/31 (PR 02/15/25) (PSF)	1,040	1,063,884
Leander Independent School District GO
5.00%, 08/15/25 (PSF)	1,200	1,238,995
Series C, 5.00%, 08/15/24 (PSF)	250	253,148
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	3,135	3,242,143
5.00%, 08/15/26 (PSF)	2,585	2,727,822
5.00%, 08/15/26 (Call 08/15/25)	115	118,012
5.00%, 08/15/27	315	339,106
Series B, 5.00%, 08/15/25	7,680	7,916,685
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	4,095	4,144,677
5.00%, 08/01/25 (PSF)	2,600	2,677,243
5.25%, 02/01/25 (PSF)	5,000	5,122,412
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/24	17,200	17,293,260
North Texas Tollway Authority RB
5.00%, 01/01/24	705	705,884
5.00%, 01/01/24 (Call 01/01/24)	40	40,046
5.00%, 01/01/25 (Call 01/01/24)	50	50,060
5.00%, 01/01/26 (Call 01/01/24)	50	50,040
6.50%, 01/01/43 (PR 01/01/25)	13,000	13,438,091
Series A, 5.00%, 01/01/25	2,070	2,110,321
Series A, 5.00%, 01/01/25 (Call 01/01/24)	5,520	5,535,548
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,940	4,945,664
Series B, 5.00%, 01/01/26	2,410	2,503,677
Series B, 5.00%, 01/01/26 (Call 01/01/25)	260	264,475
Series B, 5.00%, 01/01/27	2,465	2,612,453
Northside Independent School District GO, Series A,
5.00%, 02/15/24 (PSF)	4,590	4,604,678
	Par
Security	(000)	Value

Texas (continued)
Permanent University Fund - Texas A&M University System RB, 5.00%, 07/01/28	$1,850	$2,037,240
Permanent University Fund - University of Texas System RB
5.00%, 07/01/26 (Call 07/01/25)	5,000	5,146,927
5.00%, 07/01/27	9,750	10,490,469
5.00%, 07/01/27 (Call 07/01/26)	150	157,255
5.00%, 07/01/28	1,300	1,425,695
5.25%, 07/01/28	1,600	1,771,792
Series B, 5.00%, 07/01/24	1,015	1,026,076
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,680	2,710,774
Pflugerville Independent School District, 5.00%, 02/15/27 (Call 02/15/24)	9,295	9,325,467
Pflugerville Independent School District GO, 4.00%,
02/15/29 (Call 02/15/24) (PSF)	2,700	2,700,814
Plano Independent School District GO, 5.00%, 02/15/24 (PSF)	550	552,000
Plano Independent School District RB, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	3,530	3,683,347
Round Rock Independent School District GO
5.00%, 08/01/24	4,050	4,094,097
5.00%, 08/01/24 (PSF)	365	369,332
5.00%, 08/01/31 (PR 08/01/25) (PSF)	3,255	3,355,967
5.00%, 08/01/32 (PR 08/01/25) (PSF)	3,420	3,526,085
5.00%, 08/01/33 (PR 08/01/25) (PSF)	3,590	3,701,359
5.00%, 08/01/34 (PR 08/01/25) (PSF)	3,770	3,886,942
5.00%, 08/01/35 (PR 08/01/25) (PSF)	3,355	3,459,069
Series A, 5.00%, 08/01/27 (PSF)	135	145,654
Series A, 5.00%, 08/01/28 (PSF)	630	692,267
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF-GTD)	1,465	1,470,270
San Antonio Water System RB
Series 2013F, VRDN,1.00%, 05/01/43
(Put 11/01/26)(a)	2,000	1,798,988
Series A, VRDN,2.63%, 05/01/49 (Put 05/01/24)(a)	7,000	6,960,768
Spring Branch Independent School District GO
5.00%, 02/01/25 (PSF)	520	531,742
5.00%, 02/01/28 (PSF)	3,150	3,431,482
State of Texas GO
4.00%, 10/01/33 (PR 04/01/24)	195	195,503
5.00%, 04/01/24	10,660	10,724,026
5.00%, 08/01/24	2,720	2,753,709
5.00%, 10/01/24	720	731,263
5.00%, 10/01/24 (Call 04/01/24)	9,315	9,371,740
5.00%, 04/01/25 (Call 04/01/24)	3,535	3,557,297
5.00%, 10/01/25	4,050	4,198,482
5.00%, 04/01/26	7,110	7,435,092
5.00%, 04/01/26 (Call 04/01/24)	8,085	8,124,595
5.00%, 10/01/26 (PR 04/01/24)	7,075	7,115,877
5.00%, 10/01/27 (Call 04/01/24)	505	507,605
5.00%, 10/01/34 (PR 04/01/24)	140	140,809
5.00%, 04/01/44 (PR 04/01/24)	405	407,340
VRDN,3.40%, 12/01/43 (Put 12/01/23)(a)	5,175	5,175,000
Series A, 5.00%, 10/01/24	1,115	1,132,442
Series A, 5.00%, 04/01/25	1,250	1,282,287
Series A, 5.00%, 10/01/25 (Call 10/01/24)	17,110	17,360,810
Series A, 5.00%, 10/01/26	2,000	2,115,060
Series A, 5.00%, 10/01/26 (Call 10/01/25)	2,845	2,945,277
Series A, 5.00%, 10/01/27 (Call 10/01/25)	7,030	7,272,714
Series A, 5.00%, 10/01/30 (PR 10/01/24)	19,675	19,947,324
Series A, 5.00%, 10/01/44 (PR 10/01/24)	1,415	1,434,585

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
State of Texas GOL, Series A, 5.00%, 08/01/25	$1,430	$1,477,174
Tarrant County College District GOL
5.00%, 08/15/24	800	809,297
5.00%, 08/15/25	3,500	3,605,520
Tarrant Regional Water District Water Supply System Revenue RB
5.00%, 03/01/27 (Call 03/01/25)	1,390	1,418,810
5.00%, 03/01/30 (PR 03/01/24)	8,025	8,059,147
Texas A&M University RB
5.00%, 05/15/25	1,660	1,706,991
5.00%, 05/15/26	3,155	3,322,008
5.00%, 05/15/27	8,805	9,484,318
Series C, 5.00%, 05/15/24	330	332,745
Series C, 5.00%, 05/15/26	255	268,498
Series E, 5.00%, 05/15/24	4,785	4,824,796
Series E, 5.00%, 05/15/25	4,780	4,915,311
Texas Public Finance Authority RB, 5.00%, 02/01/27	2,870	3,055,538
Texas State University System RB
Series A, 5.00%, 03/15/25	4,925	5,035,735
Series A, 5.00%, 03/15/26	540	563,535
Texas Transportation Commission GO, VRDN,0.65%, 10/01/41 (Put 10/01/25)(a)	5,000	4,604,519
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/33 (PR 04/01/24)	20,000	20,115,554
5.25%, 04/01/25	175	179,992
First Series, 5.00%, 10/01/24	6,250	6,348,794
First Series, 5.00%, 10/01/25	29,190	30,239,074
First Series, 5.00%, 10/01/26	8,920	9,433,168
Series A, 5.00%, 04/01/24	10,670	10,734,783
Series A, 5.00%, 10/01/24	5,500	5,586,939
Series A, 5.00%, 04/01/25 (Call 04/01/24)	7,050	7,094,007
Series A, 5.00%, 10/01/25	1,460	1,512,472
Texas Water Development Board RB
5.00%, 10/15/24	2,600	2,642,869
5.00%, 08/01/25	1,620	1,673,708
5.00%, 04/15/26	675	708,371
5.00%, 08/01/26	545	575,888
5.00%, 10/15/26	800	849,512
5.00%, 08/01/27	170	183,477
5.00%, 10/15/27	1,860	2,016,386
Series A, 5.00%, 04/15/24	1,935	1,948,130
Series B, 5.00%, 04/15/25	1,060	1,088,405
Series B, 5.00%, 04/15/26	335	351,562
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/28	2,725	2,989,326
5.00%, 08/01/28 (Call 08/01/27)	3,345	3,589,975
University of Texas System (The) RB, Series D,
5.00%, 08/15/26	630	666,321
		848,412,450
Utah — 1.2%
Alpine School District/UT GO, 5.00%, 03/15/27 (GTD)	6,000	6,427,270
Central Utah Water Conservancy District GOL,
5.00%, 04/01/25	9,525	9,773,530
Intermountain Power Agency RB
5.00%, 07/01/28	2,000	2,194,280
Series A, 5.00%, 07/01/27	3,475	3,737,683
State of Utah GO
3.00%, 07/01/25	70	70,013
	Par
Security	(000)	Value

Utah (continued)
5.00%, 07/01/24	$14,775	$14,939,615
5.00%, 07/01/25	5,940	6,127,129
5.00%, 07/01/26	6,835	7,210,028
5.00%, 07/01/27 (Call 01/01/27)	25	26,631
Series B, 5.00%, 07/01/24	9,085	9,186,221
Series B, 5.00%, 07/01/25	7,150	7,375,249
Series B, 5.00%, 07/01/26	2,975	3,138,234
Series B, 5.00%, 07/01/27	7,940	8,568,305
University of Utah (The) RB
5.00%, 08/01/27	1,605	1,738,651
Series A, 5.00%, 08/01/25	1,075	1,109,756
Series B-1, 5.00%, 08/01/26 (SAP)	1,500	1,586,990
Utah Transit Authority RB
5.00%, 06/15/34 (PR 06/15/25)	5,000	5,156,851
Series A, 5.00%, 06/15/26 (PR 06/15/25)	5,025	5,182,635
Series A, 5.00%, 06/15/30 (PR 06/15/25)	4,005	4,130,638
Series A, 5.00%, 06/15/37 (PR 06/15/25)	9,480	9,777,389
Series A, 5.00%, 06/15/38 (PR 06/15/25)	2,385	2,459,818
		109,916,916
Vermont — 0.0%
State of Vermont GO, Series A, 5.00%, 08/15/24	3,325	3,370,324

Virginia — 3.5%
City of Alexandria, 5.00%, 12/15/27	8,105	8,845,631
City of Alexandria VA GO
5.00%, 12/15/25	5,195	5,422,307
Series A, 5.00%, 12/15/25 (SAW)	2,775	2,896,420
City of Harrisonburg VA GO, Series A, 5.00%,
07/15/26 (SAW)	7,165	7,555,798
City of Newport News VA GO, Series A, 4.00%,
02/01/24 (SAW)	1,565	1,566,862
City of Norfolk VA, 5.00%, 09/01/31 (PR 03/01/27)	1,600	1,711,982
City of Richmond VA GO, 5.00%, 03/01/24 (SAW)	100	100,447
City of Suffolk VA GO
3.75%, 02/01/33 (PR 02/01/24) (SAW)	6,735	6,740,174
3.75%, 02/01/34 (PR 02/01/24) (SAW)	6,985	6,990,367
3.75%, 02/01/35 (PR 02/01/24) (SAW)	4,905	4,908,768
Commonwealth of Virginia GO
5.00%, 06/01/24	1,010	1,019,425
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	11,810	12,170,475
County of Arlington VA GO
5.00%, 08/15/26	1,635	1,729,700
5.00%, 08/15/27 (Call 08/15/26)	75	79,370
5.00%, 06/15/28	555	610,402
Series B, 5.00%, 08/15/25	1,015	1,050,201
County of Chesterfield VA GO, Series B, 5.00%,
01/01/25	1,790	1,827,347
County of Fairfax VA GO
4.00%, 10/01/25	5,825	5,937,895
4.00%, 10/01/26 (SAW)	1,415	1,461,781
4.00%, 10/01/27	150	157,114
4.00%, 10/01/27 (SAW)	3,750	3,927,846
4.00%, 10/01/33 (PR 10/01/24) (SAW)	5,030	5,065,189
5.00%, 10/01/25 (Call 10/01/24) (SAW)	3,525	3,584,770
Series A, 4.00%, 10/01/24	8,400	8,464,922
Series A, 4.00%, 10/01/24 (SAW)	4,645	4,680,900
Series A, 4.00%, 10/01/25	2,235	2,278,317
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	235	240,759
Series A, 5.00%, 10/01/28	460	508,571
Series B, 5.00%, 04/01/24 (SAW)	5,330	5,362,361
Series B, 5.00%, 10/01/24 (SAW)	4,630	4,703,187

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Virginia (continued)
County of Henrico VA GO, Series A, 5.00%, 08/01/25 (SAW)	$1,470	$1,518,976
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	3,015	3,015,000
Series A, 5.00%, 12/01/24 (SAW)	255	259,888
Series A, 5.00%, 12/01/25 (SAW)	9,000	9,363,980
Series B, 5.00%, 12/01/24 (SAW)	4,000	4,076,675
Series B, 5.00%, 12/01/25 (SAW)	30	31,213
County of Prince William VA
3.50%, 08/01/31 (PR 08/01/24)	3,090	3,097,352
3.50%, 08/01/32 (PR 08/01/24)	3,090	3,097,352
3.50%, 08/01/33 (PR 08/01/24)	590	591,404
3.75%, 08/01/34 (PR 08/01/24)	3,090	3,102,340
3.75%, 08/01/35 (PR 08/01/24)	3,090	3,102,340
Fairfax County Water Authority RB, 5.25%, 04/01/24	5,615	5,653,584
Hampton Roads Transportation Accountability Commission, 5.00%, 07/01/52 (PR 01/01/28)	6,000	6,540,329
Upper Occoquan Sewage Authority RB, 4.00%, 07/01/39 (PR 07/01/25)	1,000	1,015,608
Virginia College Building Authority RB
5.00%, 02/01/24	6,425	6,444,824
5.00%, 02/01/25	1,670	1,709,824
5.00%, 02/01/26	8,170	8,531,862
5.00%, 02/01/27	27,980	29,893,662
5.00%, 02/01/27 (Call 02/01/26)	515	536,984
Series A, 5.00%, 02/01/25	855	875,389
Series A, 5.00%, 02/01/26	11,010	11,497,650
Series A, 5.00%, 09/01/27 (PR 09/01/24) (SAW)	1,000	1,013,492
Series B, 5.00%, 09/01/24	125	126,871
Series E, 5.00%, 02/01/24	2,285	2,292,050
Series E, 5.00%, 02/01/25	2,255	2,308,774
Series E, 5.00%, 02/01/26	465	485,596
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24	1,610	1,618,536
5.00%, 09/15/24	5,670	5,755,953
5.00%, 03/15/25	2,665	2,733,036
5.00%, 05/15/25	15	15,438
5.00%, 09/15/25	825	855,164
5.00%, 03/15/26	410	429,070
5.00%, 05/15/26 (Call 05/15/24)	350	353,130
5.00%, 09/15/26	250	264,665
5.00%, 09/15/27	180	194,648
5.00%, 03/15/28 (Call 09/15/26)	500	526,944
Series A, 5.00%, 05/15/24	7,525	7,589,598
Series A, 5.00%, 05/15/25	750	771,876
Series A, 5.00%, 05/15/26	655	688,084
Series A, 5.00%, 05/15/27	5,505	5,910,911
Virginia Public Building Authority RB
5.00%, 08/01/27	50	54,055
Series A, 5.00%, 08/01/26	5,500	5,813,161
Series A-1, 5.00%, 08/01/26	9,005	9,517,729
Series B, 5.00%, 08/01/25	440	454,660
Series B, 5.00%, 08/01/26	3,835	4,053,359
Series B, 5.00%, 08/01/26 (Call 08/01/25)	3,050	3,150,781
Series C, 5.00%, 08/01/24	300	303,816
Virginia Public School Authority RB
3.50%, 08/01/32 (PR 08/01/24) (SAW)	4,925	4,936,718
3.50%, 08/01/33 (PR 08/01/24) (SAW)	4,920	4,931,706
3.75%, 08/01/34 (PR 08/01/24) (SAW)	4,920	4,939,648
3.75%, 08/01/35 (PR 08/01/24) (SAW)	4,920	4,939,648
5.00%, 08/01/24 (SAW)	2,410	2,440,342
	Par
Security	(000)	Value

Virginia (continued)
5.00%, 02/01/25	$1,770	$1,810,171
5.00%, 03/01/25 (SAW)	125	128,056
5.00%, 08/01/25	2,245	2,318,690
5.00%, 08/01/26	1,305	1,378,961
5.00%, 08/01/26 (SAW)	2,120	2,241,268
5.00%, 04/15/27	2,745	2,947,631
Series 2022, 5.00%, 01/15/27	5,550	5,929,123
Virginia Resources Authority RB, 5.00%, 11/01/28
(Call 11/01/26)	1,085	1,152,477
		312,931,360
Washington — 4.6%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/26	1,260	1,337,969
Series S-1, 5.00%, 11/01/24	1,505	1,530,587
Series S-1, 5.00%, 11/01/25	2,000	2,075,944
Series S-1, 5.00%, 11/01/26	3,885	4,125,403
Series S-1, 5.00%, 11/01/26 (PR 11/01/25)	2,670	2,769,369
Series S-1, 5.00%, 11/01/31 (PR 11/01/25)	6,065	6,290,721
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	1,990	2,064,062
Series S-1, 5.00%, 11/01/45 (PR 11/01/25)	7,000	7,260,519
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB
Series S-1, 5.00%, 11/01/30 (PR 11/01/25)	4,190	4,345,939
Series S-1, 5.00%, 11/01/32 (PR 11/01/25)	2,120	2,198,900
Series S-1, VRDN,5.00%, 11/01/50 (PR 11/01/25)	15,050	15,610,116
City of Seattle WA Drainage & Wastewater Revenue RB
4.00%, 04/01/26	130	133,221
5.00%, 09/01/24	3,425	3,472,474
5.00%, 09/01/25	8,095	8,374,012
5.00%, 04/01/27 (Call 04/01/26)	1,555	1,626,811
City of Seattle WA GOL
4.00%, 09/01/26	2,000	2,062,944
5.00%, 12/01/24	100	101,878
5.00%, 06/01/25	145	149,222
5.00%, 11/01/26	1,380	1,467,383
5.00%, 12/01/26	2,495	2,654,719
Series A, 5.00%, 12/01/23	535	535,000
Series A, 5.00%, 04/01/24	3,500	3,520,793
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/24	365	370,329
5.00%, 07/01/26	5,000	5,261,604
5.00%, 07/01/27	2,905	3,124,595
5.00%, 03/01/28	13,645	14,876,508
VRDN,3.48%, 11/01/46 (Put 12/01/23)(a)	10,250	10,250,000
Series A, 5.00%, 01/01/24	660	660,933
Series A, 5.00%, 07/01/26	1,015	1,068,106
Series C, 5.00%, 09/01/26	3,225	3,406,640
City of Seattle WA Water System Revenue RB,
5.00%, 09/01/24	5,910	5,991,919
County of King WA GOL
5.00%, 07/01/35 (PR 01/01/25)	860	877,118
5.00%, 07/01/36 (PR 01/01/25)	5,775	5,889,949
Series A, 4.00%, 01/01/27	1,675	1,736,303
Series A, VRDN,3.20%, 01/01/46 (Put 12/01/23)(a)	20,300	20,300,000
County of King WA Sewer Revenue RB
5.00%, 07/01/24	120	121,207
5.00%, 01/01/28	9,310	10,118,380
5.00%, 07/01/40 (PR 01/01/25)	5,010	5,107,054
5.00%, 07/01/47 (PR 01/01/25)	9,005	9,179,446

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Washington (continued)
Series A, VRDN,0.63%, 01/01/32
(Call 07/01/24)(a)	$3,065	$3,058,742
County of Snohomish WA GOL
5.00%, 12/01/25	2,000	2,079,702
5.00%, 12/01/26	1,500	1,594,691
County of Spokane WA GOL, 5.00%, 12/01/23	1,640	1,640,000
Energy Northwest RB
4.00%, 07/01/24	55	55,274
5.00%, 07/01/24	15	15,159
5.00%, 07/01/25	9,350	9,637,262
5.00%, 07/01/26 (Call 07/01/25)	20	20,606
5.00%, 07/01/27 (Call 07/01/25)	300	309,002
5.00%, 07/01/28	15,510	17,065,727
Series A, 5.00%, 07/01/24	1,025	1,035,892
Series A, 5.00%, 07/01/25	1,845	1,901,684
Series A, 5.00%, 07/01/26	2,460	2,591,840
Series C, 5.00%, 07/01/25	3,485	3,592,071
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	800	808,637
King County School District No. 405 Bellevue GO,
5.00%, 12/01/23 (GTD)	1,775	1,775,000
Pierce County School District No. 403 Bethel GO,
4.00%, 12/01/23 (GTD)	5,000	5,000,000
Port of Seattle WA RB
5.00%, 08/01/25	1,865	1,921,018
5.00%, 08/01/26	1,175	1,235,728
5.00%, 08/01/27	2,500	2,684,652
State of Washington, 5.00%, 06/01/24	1,640	1,655,385
State of Washington GO
0.00%, 12/01/23 (AMBAC)(b)	10,830	10,830,000
0.00%, 12/01/23 (NPFGC)(b)	8,130	8,130,000
4.00%, 07/01/26	2,500	2,569,190
4.00%, 08/01/26	120	123,467
5.00%, 07/01/24	22,050	22,291,882
5.00%, 08/01/24	10,000	10,125,899
5.00%, 02/01/25	410	419,305
5.00%, 02/01/25 (Call 02/01/24)	150	150,510
5.00%, 07/01/25	7,480	7,716,813
5.00%, 02/01/26	3,080	3,217,735
5.00%, 07/01/26 (Call 01/01/26)	2,215	2,303,325
5.00%, 08/01/26 (Call 08/01/25)	30	30,917
5.00%, 02/01/27	165	176,182
5.00%, 07/01/27	95	102,349
5.00%, 07/01/27 (Call 01/01/25)	410	418,201
5.00%, 08/01/27	30	32,378
5.00%, 02/01/28	6,270	6,838,021
5.00%, 06/01/28	13,735	15,076,411
5.00%, 08/01/28	14,540	16,010,533
Series B, 5.00%, 07/01/24	3,500	3,538,394
Series C, 5.00%, 02/01/26	5,175	5,406,422
Series C, 5.00%, 02/01/27	19,030	20,319,661
Series D, 5.00%, 02/01/27	45	48,050
Series E, 5.00%, 06/01/25	1,000	1,029,858
Series R, 4.00%, 07/01/27	5,000	5,208,890
Series R-2008, 5.00%, 02/01/27	5,015	5,354,866
Series R-2015, 5.00%, 07/01/24	1,870	1,890,513
Series R-2015E, 5.00%, 07/01/24	620	626,801
Series R-2017C, 5.00%, 08/01/24	3,035	3,073,210
Series R-2018C, 5.00%, 08/01/24	2,570	2,602,356
Series R-2018C, 5.00%, 08/01/25	700	723,437
Series R-2018D, 5.00%, 08/01/24	985	997,401
Series R-2018D, 5.00%, 08/01/25	975	1,007,645
	Par
Security	(000)	Value

Washington (continued)
Series R-2020C, 5.00%, 07/01/25	$4,345	$4,482,561
Series R-2020D, 5.00%, 07/01/25	4,535	4,678,576
Series R-F, 5.00%, 07/01/25 (Call 01/01/25)	2,000	2,043,516
Series-R-2020D, 5.00%, 07/01/26	5,335	5,627,725
State of Washington RB, 5.00%, 09/01/24	3,765	3,814,134
University of Washington RB
Series B, 5.00%, 06/01/27 (Call 06/01/25)	5,175	5,313,098
Series C, 5.00%, 04/01/24	1,050	1,056,409
		417,132,790
West Virginia — 0.1%
State of West Virginia GO
Series A, 3.00%, 11/01/25	425	422,842
Series A, 5.00%, 06/01/25	530	545,746
Series A, 5.00%, 06/01/28	4,710	5,159,548
West Virginia Commissioner of Highways RB,
Series A, 5.00%, 09/01/26	1,045	1,099,337
		7,227,473
Wisconsin — 2.1%
Germantown School District GO
4.00%, 04/01/34 (PR 04/01/27)	4,585	4,784,784
4.00%, 04/01/36 (PR 04/01/27)	6,795	7,091,082
4.00%, 04/01/37 (PR 04/01/27)	7,070	7,378,065
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/30 (PR 06/01/24)	1,805	1,820,169
5.00%, 06/01/31 (PR 06/01/24)	3,000	3,025,211
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/24	1,615	1,630,704
Series A, 5.00%, 06/01/25	2,340	2,412,290
Series A, 5.00%, 06/01/26	1,405	1,478,176
State of Wisconsin GO
5.00%, 05/01/25	100	102,803
5.00%, 05/01/26	1,835	1,929,008
5.00%, 05/01/26 (Call 05/01/25)	160	163,829
5.00%, 05/01/27	4,800	5,169,070
5.00%, 11/01/27 (Call 05/01/27)	1,165	1,250,539
5.00%, 05/01/28	18,670	20,517,268
5.00%, 05/01/32 (PR 05/01/25)	17,780	18,276,431
5.00%, 05/01/35 (PR 05/01/24)	2,535	2,553,549
Series 1, 5.00%, 11/01/24	1,530	1,556,840
Series 1, 5.00%, 11/01/25 (Call 05/01/25)	3,320	3,416,473
Series 1, 5.00%, 05/01/26	9,185	9,655,554
Series 2, 5.00%, 11/01/24	11,980	12,190,160
Series 2, 5.00%, 11/01/25	4,900	5,091,618
Series 2, 5.00%, 11/01/26	3,945	4,195,939
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	485	520,611
Series 2021-2, 5.00%, 05/01/25	1,350	1,387,837
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	6,230	6,343,383
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	400	406,660
Series A, 5.00%, 05/01/24	9,305	9,376,882
Series B, 5.00%, 05/01/24	985	992,609
Series B, 5.00%, 05/01/25	2,465	2,534,088
Series B, 5.00%, 05/01/26	5,725	6,018,296
Series C, 5.00%, 05/01/24	110	110,850
State of Wisconsin RB
5.00%, 05/01/28 (PR 05/01/27)	15,180	16,300,987
Series A, 5.00%, 05/01/24	715	720,377
Series A, 5.00%, 05/01/25	165	169,509

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Wisconsin (continued)
Wisconsin Department of Transportation RB
4.00%, 07/01/25 (Call 07/01/24)	$11,200	$11,265,270
5.00%, 07/01/27 (Call 07/01/24)	5,930	5,990,641
5.00%, 07/01/34 (PR 07/01/24)	165	166,386
Series 1, 5.00%, 07/01/25	605	624,816
Series 1, 5.00%, 07/01/32 (PR 07/01/24)	1,100	1,111,752
Series 1, 5.00%, 07/01/34 (PR 07/01/24)	3,050	3,082,585
Series 1, 5.00%, 07/01/35 (PR 07/01/24)	2,780	2,809,701
Series 2, 5.00%, 07/01/24	520	525,913
Series A, 5.00%, 07/01/24	5,230	5,289,468
		191,438,183
Total Long-Term Investments — 99.9%
(Cost: $9,096,467,034)		8,980,717,883

	Shares

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 3.25%(c)(d)	1,575,857	1,576,015

Total Short-Term Securities — 0.0%
(Cost: $1,575,914)		1,576,015

Total Investments — 99.9%
(Cost: $9,098,042,948)		8,982,293,898

Other Assets Less Liabilities — 0.1%		10,287,903

Net Assets — 100.0%		$8,992,581,801
(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$28,996,334	$—	$(27,446,268	)(a)	$28,747	$(2,798)	$1,576,015	1,575,857	$509,802	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$8,980,717,883	$—	$8,980,717,883
Short-Term Securities
Money Market Funds	1,576,015	—	—	1,576,015
	$1,576,015	$8,980,717,883	$—	$8,982,293,898

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
BAM	Build America Mutual Assurance Co.	PSF	Permanent School Fund
COP	Certificates of Participation	Q-SBLF	Qualified School Bond Loan Fund
CR	Custodian Receipt	RB	Revenue Bond
ETM	Escrowed to Maturity	SAP	Subject to Appropriations
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited	SCSDE	South Carolina State Department of Education
GTD	Guaranteed	ST	Special Tax
HERBIP	Higher Education Revenue Bond Intercept Program
MO	Moral Obligation